Schedule of Investments (unaudited)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$445	$416,626
General Dynamics Corp.
2.25%, 06/01/31	78	69,510
2.63%, 11/15/27	123	120,388
2.85%, 06/01/41	125	90,132
3.60%, 11/15/42	163	125,075
3.63%, 04/01/30	220	211,412
3.75%, 05/15/28	254	251,290
4.25%, 04/01/40	404	353,126
4.25%, 04/01/50	222	177,109
4.95%, 08/15/35(a)	413	405,638
General Electric Co.
4.30%, 07/29/30	330	324,405
4.50%, 03/11/44(a)	160	137,517
4.90%, 01/29/36	333	325,209
5.88%, 01/14/38	325	337,480
6.75%, 03/15/32	409	445,864
6.88%, 01/10/39	150	168,883
Honeywell Aerospace, Inc.
4.00%, 03/16/29(b)	655	642,890
4.30%, 03/16/31(b)	430	418,075
4.60%, 03/16/33(b)	705	681,154
4.95%, 03/16/36(b)	1,498	1,444,037
5.62%, 03/16/46(b)	140	133,226
5.73%, 03/16/56(b)	1,320	1,255,052
5.85%, 03/16/66(b)	310	294,682
Lockheed Martin Corp.
2.80%, 06/15/50	209	124,911
3.60%, 03/01/35(a)	83	74,530
3.80%, 03/01/45	280	213,420
3.90%, 06/15/32(a)	335	319,627
4.07%, 12/15/42	593	483,296
4.09%, 09/15/52	246	184,333
4.15%, 08/15/28	138	137,077
4.15%, 06/15/53	425	320,855
4.30%, 06/15/62	226	167,371
4.40%, 08/15/30	270	266,995
4.45%, 05/15/28	125	124,956
4.50%, 02/15/29	229	228,301
4.50%, 05/15/36(a)	80	75,606
4.70%, 12/15/31(a)	253	251,656
4.70%, 05/15/46	458	391,663
4.75%, 02/15/34	290	283,255
4.80%, 08/15/34	185	181,010
5.00%, 08/15/35	300	295,806
5.10%, 11/15/27	205	207,002
5.20%, 02/15/55(a)	355	317,048
5.20%, 02/15/64	423	368,132
5.25%, 01/15/33(a)	365	371,979
5.70%, 11/15/54(a)	305	292,417
5.90%, 11/15/63	450	439,546
Series B, 6.15%, 09/01/36(a)	230	245,172
		15,194,744
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	205	118,341
2.90%, 03/01/32(a)	340	306,373
3.25%, 03/27/30	405	384,049
Security	Par (000)	Value
Agriculture (continued)
4.50%, 08/15/33(a)	$146	$142,040
4.50%, 03/15/49	213	174,568
Philip Morris International, Inc.
1.75%, 11/01/30	239	210,536
2.10%, 05/01/30	269	243,885
3.13%, 08/17/27(a)	265	261,925
3.13%, 03/02/28	180	176,029
3.38%, 08/15/29	339	325,985
3.88%, 10/27/28	300	295,289
3.88%, 08/21/42	220	173,212
4.00%, 10/29/30	285	275,372
4.13%, 04/28/28	215	213,428
4.13%, 04/27/29	200	197,186
4.13%, 03/04/43	229	185,041
4.25%, 10/29/32	355	339,883
4.25%, 11/10/44	450	363,960
4.38%, 11/01/27	260	259,579
4.38%, 04/30/30	295	289,905
4.38%, 11/15/41	235	199,840
4.50%, 03/20/42	236	201,405
4.63%, 11/01/29	80	79,685
4.63%, 10/29/35	340	320,992
4.75%, 11/01/31(a)	230	228,213
4.88%, 02/15/28	403	404,768
4.88%, 02/13/29	385	386,687
4.88%, 04/30/35	35	33,772
4.88%, 04/29/36(a)	255	244,208
4.88%, 11/15/43	304	267,377
4.90%, 11/01/34	300	292,766
5.13%, 11/17/27	245	246,793
5.13%, 02/15/30	795	801,193
5.13%, 02/13/31	430	433,697
5.25%, 09/07/28	185	187,252
5.25%, 02/13/34	650	649,956
5.38%, 02/15/33	804	813,126
5.50%, 09/07/30	155	158,425
5.63%, 11/17/29	460	471,157
5.63%, 09/07/33	280	286,685
5.75%, 11/17/32	533	551,566
6.38%, 05/16/38	580	618,869
		12,815,018
Airlines — 0.2%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	135	128,611
American Airlines 2026-1 Class A Pass Through Trust, Series A, 5.25%, 05/10/40	250	242,779
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	271	239,925
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	131	126,854
United Airlines Pass-Through Trust
5.80%, 07/15/37(a)	357	364,823
Series 2020-1, 5.88%, 04/15/29	429	432,758
Series AA, 5.45%, 08/15/38	315	314,203
		1,849,953
Apparel — 0.2%
NIKE, Inc.
2.85%, 03/27/30	447	419,095
3.25%, 03/27/40(a)	416	321,250
3.38%, 11/01/46	105	72,751

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
3.38%, 03/27/50(a)	$438	$293,246
3.63%, 05/01/43	162	122,779
3.88%, 11/01/45(a)	360	273,669
Ralph Lauren Corp.
2.95%, 06/15/30	275	256,272
5.00%, 06/15/32	135	134,680
		1,893,742
Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.80%, 01/13/31	300	260,431
2.00%, 03/24/28	375	358,900
2.25%, 01/12/29	230	216,509
3.50%, 02/15/28	176	172,904
4.15%, 01/08/29	305	300,198
4.25%, 09/01/28	140	138,657
4.40%, 09/05/29	285	280,964
4.45%, 10/22/27	415	414,251
4.50%, 09/04/30	250	244,441
4.55%, 03/03/28	350	349,079
4.60%, 04/17/30	390	383,687
4.70%, 01/12/28(a)	225	225,197
4.80%, 03/05/30	230	227,953
4.85%, 10/23/31	200	196,650
4.90%, 03/13/29(a)	239	239,344
4.90%, 01/10/34	348	336,124
5.05%, 07/10/31(a)	215	213,761
5.13%, 07/07/28(a)	270	271,870
5.15%, 07/09/32	244	241,971
5.20%, 03/05/35(a)	95	92,633
5.65%, 11/15/28	295	300,527
Series A, 4.55%, 04/10/28	90	89,736
Series A, 4.80%, 07/06/29	100	99,663
Series A, 4.90%, 04/10/31	230	226,918
Series A, 5.05%, 07/08/31	100	99,225
Cummins, Inc.
1.50%, 09/01/30	310	272,871
2.60%, 09/01/50	142	81,157
4.70%, 02/15/31(a)	240	238,674
4.88%, 10/01/43	180	163,033
4.90%, 02/20/29(a)	120	120,849
5.15%, 02/20/34	230	229,586
5.30%, 05/09/35	305	304,643
5.45%, 02/20/54(a)	345	320,633
Honda Motor Co. Ltd.
4.44%, 07/08/28	325	323,212
4.69%, 07/08/30	494	486,932
5.34%, 07/08/35	475	466,041
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	490	556,085
PACCAR Financial Corp.
4.45%, 08/06/27(a)	200	200,393
4.55%, 03/03/28	200	200,315
4.60%, 01/31/29	175	175,335
Toyota Motor Corp.
2.36%, 03/25/31	105	94,391
2.76%, 07/02/29(a)	290	275,933
3.67%, 07/20/28(a)	111	109,390
4.45%, 06/30/30	210	207,431
5.05%, 06/30/35	140	138,538
5.12%, 07/13/28(a)	75	75,895
5.12%, 07/13/33(a)	155	155,773
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	$215	$208,244
1.65%, 01/10/31	130	113,492
1.90%, 04/06/28	275	263,718
1.90%, 09/12/31	135	116,573
2.15%, 02/13/30	510	466,190
3.05%, 01/11/28	120	117,723
3.38%, 04/01/30	305	290,127
3.65%, 01/08/29(a)	174	170,339
4.05%, 09/05/28	250	247,585
4.35%, 10/08/27	284	283,894
4.45%, 06/29/29	200	198,771
4.55%, 09/20/27	410	410,759
4.55%, 08/09/29	350	348,504
4.55%, 05/17/30	270	267,332
4.60%, 10/10/31	240	236,264
4.63%, 01/12/28	390	391,178
4.65%, 01/05/29(a)	225	225,324
4.65%, 09/03/32	195	190,506
4.70%, 01/12/33	135	132,185
4.80%, 05/15/30	285	284,664
4.80%, 01/05/34	245	239,009
4.95%, 01/09/30	215	215,980
5.05%, 05/16/29	365	368,563
5.10%, 03/21/31	250	251,874
5.25%, 09/11/28	210	212,860
5.35%, 01/09/35	243	243,570
5.45%, 11/10/27	140	141,778
5.55%, 11/20/30	412	422,899
Series B, 3.75%, 01/12/28	285	282,309
Series B, 4.05%, 03/13/29	400	394,266
Series B, 4.20%, 01/10/31	170	165,581
Series B, 4.25%, 05/12/28(a)	305	303,947
Series B, 4.50%, 07/09/29(a)	200	198,912
Series B, 4.55%, 05/14/31	275	270,601
Series B, 4.60%, 03/11/33	225	217,638
Series B, 4.80%, 01/11/36(a)	140	134,486
Series B, 5.00%, 07/08/33	200	197,291
		20,403,639
Auto Parts & Equipment — 0.0%
Magna International, Inc.
2.45%, 06/15/30	251	228,744
5.50%, 03/21/33(a)	155	156,509
		385,253
Banks — 31.5%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	300	298,342
Series A, 3.92%, 12/08/28	285	281,142
Series A, 4.36%, 06/18/28	440	438,634
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29(a)	635	624,058
4.97%, 05/08/31	400	395,679
5.13%, 03/03/36(a)	450	429,144
5.38%, 03/13/29	865	876,679
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	85	86,367
Banco Santander SA
2.96%, 03/25/31	450	408,375
3.31%, 06/27/29	260	249,597
3.49%, 05/28/30	414	391,385

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.80%, 02/23/28	$273	$269,089
4.38%, 04/12/28	373	370,551
4.55%, 11/06/30	270	263,784
4.60%, 04/15/29	250	247,907
4.87%, 04/15/31	215	211,682
5.13%, 11/06/35	344	330,834
5.29%, 08/18/27	835	840,561
5.44%, 07/15/31	393	397,614
5.44%, 04/15/36	245	239,960
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	442	448,228
5.57%, 01/17/30	430	436,729
5.59%, 08/08/28	535	543,055
6.03%, 01/17/35	390	401,318
6.61%, 11/07/28	450	467,503
6.94%, 11/07/33	505	554,136
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	685	607,842
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	495	436,153
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	360	343,060
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	950	831,652
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	510	440,205
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	855	785,467
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	860	758,008
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	764	701,044
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	1,170	823,176
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	1,160	1,040,582
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	185	109,937
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	530	497,734
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	1,005	897,022
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	428	261,954
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	626	596,538
3.25%, 10/21/27	474	467,881
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	850	637,139
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	1,615	1,587,787
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	645	592,361
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	339	253,341
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	459	453,614
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	760	743,264
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	248	211,294
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	1,258	945,982
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	428	381,659
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	828	820,975
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	641	505,113
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	522	423,963
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	735	715,099
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	580	573,681
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	845	817,989
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	470	469,005
Security	Par (000)	Value
Banks (continued)
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	$830	$814,462
4.88%, 04/01/44	130	116,171
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	585	587,300
5.00%, 01/21/44	432	391,023
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(c)	1,200	1,187,366
5.05%, 02/06/37, (1-day SOFR + 1.13%)(c)	855	823,475
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	579	581,944
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	670	675,420
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	1,245	1,242,012
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	525	516,278
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	485	484,400
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	1,215	1,218,764
5.49%, 04/23/37, (1-day SOFR + 1.57%)(c)	685	665,930
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	720	720,478
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	865	852,866
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	595	594,729
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	655	668,249
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	895	920,381
5.88%, 02/07/42	363	364,982
6.11%, 01/29/37	505	520,074
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	380	387,262
7.75%, 05/14/38	381	441,238
Series L, 4.18%, 11/25/27	380	378,067
Series L, 4.75%, 04/21/45(a)	150	128,746
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	556	499,377
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	185	124,486
Bank of America N.A., 6.00%, 10/15/36	290	298,765
Bank of Montreal
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	545	541,638
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	470	458,561
4.55%, 06/02/29, (1-day SOFR + 0.63%)(c)	200	199,283
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	160	158,849
4.88%, 06/02/32, (1-day SOFR + 0.96%)(c)	200	197,770
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	405	407,084
5.20%, 02/01/28	760	766,397
5.30%, 06/02/37, (1-day SOFR + 1.21%)(c)	200	195,569
5.51%, 06/04/31	709	724,101
5.72%, 09/25/28	390	398,300
Series H, 4.70%, 09/14/27(a)	295	295,711
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(c)	355	350,856
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	250	243,332
Bank of New York Mellon(The)
4.29%, 06/13/33, (1-day SOFR + 1.42%)(c)	223	213,899
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	215	208,695
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	330	324,769
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	310	310,214
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)(c)	190	184,486
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	357	354,691
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	160	158,997
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	255	253,626
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	150	150,124
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	485	503,309
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	400	427,738

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon (The)
1.65%, 07/14/28(a)	$130	$123,479
1.65%, 01/28/31(a)	260	228,536
1.80%, 07/28/31	160	138,379
3.00%, 10/30/28	251	242,072
3.30%, 08/23/29	315	301,760
3.40%, 01/29/28	228	224,750
3.85%, 04/28/28(a)	385	381,743
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	115	113,073
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	214	213,920
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	230	225,460
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	245	243,853
4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	500	501,182
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)(c)	375	375,229
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)(c)	395	396,710
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	300	304,540
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	300	310,375
Bank of Nova Scotia(The)
2.15%, 08/01/31	150	131,257
2.45%, 02/02/32	265	232,170
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	210	205,795
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	332	321,316
5.65%, 02/01/34	240	244,424
Bank of Nova Scotia (The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	255	253,383
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	405	398,742
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	275	267,257
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	390	389,025
4.58%, 06/05/29, (1-day SOFR + 0.66%)(c)	325	323,600
4.85%, 02/01/30	460	459,692
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	325	320,801
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	555	556,489
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	355	356,100
5.25%, 06/12/28	135	136,709
5.45%, 08/01/29(a)	305	311,316
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	260	253,426
4.95%, 02/15/36(a)	220	209,607
5.00%, 12/06/34	300	290,265
Canadian Imperial Bank of Commerce/New York
3.60%, 04/07/32	300	277,649
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	265	263,896
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	575	566,586
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	305	299,351
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	285	282,379
4.72%, 06/16/29, (1-day SOFR + 0.67%)(c)	285	284,740
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	505	505,776
5.00%, 04/28/28	330	332,105
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(c)	285	283,120
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	235	236,564
5.26%, 04/08/29	380	384,267
5.99%, 10/03/28	295	302,565
6.09%, 10/03/33	360	376,214
Capital One N.A.
2.70%, 02/06/30	255	236,738
4.65%, 09/13/28	125	125,027
Security	Par (000)	Value
Banks (continued)
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(c)	$1,300	$1,295,623
4.84%, 08/06/29	380	381,300
4.85%, 06/18/32, (1-day SOFR + 0.91%)(c)	1,210	1,195,212
4.91%, 05/29/30	870	871,716
5.57%, 04/30/34	865	878,838
5.80%, 09/29/28	635	651,268
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	765	670,720
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	1,135	1,011,147
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	1,198	1,093,744
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	681	629,018
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	249	174,584
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	783	735,309
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	1,155	1,035,431
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	576	567,936
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	1,150	1,069,558
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	296	250,827
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	653	637,735
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(c)	634	626,993
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	40	31,681
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	1,368	1,338,626
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	785	767,211
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	1,005	993,041
4.65%, 07/30/45	239	201,989
4.65%, 07/23/48	440	364,623
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	570	570,110
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	1,020	1,004,137
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	690	686,799
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	754	758,153
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	910	886,253
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	420	403,194
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	705	694,919
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	830	828,833
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(c)	710	664,060
5.88%, 01/30/42	305	304,237
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	1,050	1,104,886
8.13%, 07/15/39	609	742,999
Citizens Bank N.A.
4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	295	292,342
4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	140	139,764
Commonwealth Bank of Australia, 4.15%, 10/01/30	250	244,694
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	249,748
Series C, 4.36%, 03/27/29	375	372,789
Cooperatieve Rabobank UA, 5.25%, 05/24/41	381	366,003
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	250	247,153
4.16%, 01/14/31	245	239,005
4.32%, 04/01/29	190	188,897
4.35%, 06/09/28	250	249,316
4.49%, 10/17/29	250	248,863
4.80%, 01/09/29	250	251,447
4.88%, 01/21/28	250	251,440
5.12%, 06/09/36	250	243,556

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	$230	$224,209
5.41%, 05/10/29	360	366,076
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(c)	15	14,961
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	810	706,047
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	1,357	1,185,764
2.60%, 02/07/30	693	640,051
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	1,080	960,848
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	1,152	1,012,377
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	377	262,256
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	1,435	1,282,474
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	757	548,578
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	566	414,335
3.80%, 03/15/30	723	694,458
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	473	465,301
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	718	611,505
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	1,450	1,436,359
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	830	816,540
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	1,062	1,051,155
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	960	929,041
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	435	381,645
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	685	683,263
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	1,155	1,121,217
4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	589	582,753
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	660	652,544
4.75%, 10/21/45	510	427,249
4.80%, 07/08/44	520	443,061
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	1,010	955,761
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	740	730,116
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	1,042	1,002,919
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	891	892,853
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	1,310	1,248,481
5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	895	875,587
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	769	770,696
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	1,035	1,036,755
5.24%, 07/21/32, (1-day SOFR + 1.17%)(c)	1,350	1,347,299
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	1,079	1,060,933
5.43%, 06/03/37, (1-day SOFR + 1.31%)(c)	694	678,038
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	893	886,164
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	799	735,201
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	465	431,202
5.66%, 07/21/37, (1-day SOFR + 1.45%)(c)	1,350	1,343,388
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	830	844,945
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	893	829,551
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	744	756,442
6.13%, 02/15/33(a)	308	324,922
6.22%, 07/21/57, (1-day SOFR + 1.82%)(c)	1,215	1,202,804
6.25%, 02/01/41	732	752,794
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	1,040	1,073,028
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	590	626,536
HSBC Bank USA N.A, 7.00%, 01/15/39	250	275,193
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	700	679,134
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	715	678,149
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	635	570,276
Security	Par (000)	Value
Banks (continued)
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	$975	$872,066
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	450	414,044
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)(c)	645	573,259
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	948	921,258
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(c)	510	502,487
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	928	923,895
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	780	762,302
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	690	673,630
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	435	431,281
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	610	611,235
4.95%, 03/31/30	1,078	1,079,566
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	594	596,613
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)(c)	710	709,031
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	565	543,201
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	700	703,279
5.21%, 05/12/34, (1-day SOFR + 1.32%)(c)	470	461,783
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	909	911,024
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	940	909,363
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	830	834,657
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	1,031	1,032,620
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	825	813,367
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	405	410,464
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	430	433,678
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(c)	430	438,390
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	725	730,809
6.10%, 01/14/42(a)	190	194,984
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)(c)	745	760,348
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	699	728,940
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	945	970,354
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	605	623,852
HSBC USA, Inc., 4.65%, 06/03/28	320	320,326
Huntington National Bank (The), 5.65%, 01/10/30	55	56,144
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	330	297,268
4.05%, 04/09/29	425	416,899
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	290	276,616
4.55%, 10/02/28	340	338,943
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	275	275,492
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	410	410,619
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	570	576,378
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	385	377,361
5.53%, 03/25/36, (1-day SOFR + 1.61%)(c)	324	322,738
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	515	515,857
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	370	384,582
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	420	412,781
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	335	292,550
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	754	659,129
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	365	347,986
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	650	595,922
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	370	252,380
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	695	611,165
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	795	710,306

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	$880	$822,933
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	664	615,302
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	710	634,748
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	320	240,050
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	415	262,465
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	310	228,430
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	635	416,736
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	674	662,721
3.63%, 12/01/27	182	179,879
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	609	590,043
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	601	517,807
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	395	293,614
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	800	602,174
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	370	365,634
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	323	246,188
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	455	450,188
4.25%, 10/01/27	295	294,390
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	468	453,263
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	493	389,225
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	594	575,763
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	570	562,397
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	455	451,432
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	755	742,582
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	385	384,249
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	495	490,053
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	605	587,813
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	604	597,960
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	660	645,770
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	643	610,587
4.85%, 02/01/44	283	249,855
4.86%, 07/23/30, (1-day SOFR + 0.85%)(c)	1,000	997,808
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	714	680,852
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	1,015	1,001,319
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	364	365,291
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	634	613,905
4.95%, 06/01/45	425	372,880
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	630	631,105
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	455	456,206
5.04%, 07/23/32, (1-day SOFR + 1.02%)(c)	1,005	1,000,673
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	634	635,667
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	640	642,422
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	495	480,525
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	700	671,316
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	790	782,717
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	455	459,678
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	694	691,846
Security	Par (000)	Value
Banks (continued)
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	$990	$991,647
5.40%, 01/06/42	254	244,289
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	639	639,947
5.50%, 10/15/40	309	304,877
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	300	285,590
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	794	797,660
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	530	538,744
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	885	875,234
5.60%, 07/15/41	338	333,452
5.63%, 08/16/43(a)	260	252,360
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	785	799,847
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	675	689,697
5.80%, 07/23/41, (5-year CMT + 1.25%)(c)	325	321,222
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	435	446,706
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	679	713,603
6.40%, 05/15/38	572	612,625
Keybank National Association, 5.00%, 01/26/33	250	243,932
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	1,014	1,000,078
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	415	408,082
4.38%, 03/22/28	755	751,669
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	450	437,923
4.55%, 08/16/28	585	583,755
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	445	445,244
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	250	237,574
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	350	344,363
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	905	909,349
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	300	300,733
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	225	212,017
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	630	635,978
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	955	974,184
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)(c)	779	792,205
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250	247,176
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	270	267,063
4.70%, 01/27/28	410	410,305
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	375	335,500
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	617	538,846
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	347	304,068
2.56%, 02/25/30	364	335,116
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	369	327,208
3.20%, 07/18/29	604	576,439
3.74%, 03/07/29(a)	470	459,090
3.75%, 07/18/39	495	409,435
3.96%, 03/02/28	422	417,942
4.05%, 09/11/28	321	317,043
4.15%, 03/07/39(a)	154	134,867
4.29%, 07/26/38(a)	155	140,688
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	268	255,416
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	395	384,662
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	315	307,985
4.59%, 04/18/30, (1-year CMT + 0.78%)(c)	320	317,247
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	315	310,356
4.98%, 07/24/30, (1-year CMT + 0.67%)(c)	200	200,106
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	255	244,552
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	570	566,209
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	305	305,506
5.19%, 07/23/32, (1-year CMT + 0.82%)(c)	200	199,712
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	270	262,606
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	375	376,755

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	$205	$206,549
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	175	176,403
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	560	547,021
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	390	392,856
5.41%, 04/19/34, (1-year CMT + 1.97%)(c)	277	277,981
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	230	232,176
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	415	412,890
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	405	406,582
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	309	311,799
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	200	202,543
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	430	430,455
5.57%, 07/24/37, (1-year CMT + 0.95%)(c)	200	199,055
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	480	481,575
5.87%, 04/21/47, (1-year CMT + 0.98%)(c)	505	490,217
6.05%, 07/24/47, (1-year CMT + 0.93%)(c)	200	198,282
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	250	220,993
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	187	163,021
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	326	292,115
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	170	148,219
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	200	182,685
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	200	187,823
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	200	190,182
3.17%, 09/11/27	366	360,782
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	221	211,541
4.02%, 03/05/28	325	322,090
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	295	291,861
4.44%, 05/12/32, (1-year CMT + 0.70%)(c)	200	193,553
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	399	393,259
4.78%, 07/13/30, (1-year CMT + 0.68%)(c)	400	397,627
4.97%, 07/13/32, (1-year CMT + 0.83%)(c)	400	395,246
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	200	191,337
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	255	254,912
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	250	245,724
5.34%, 07/13/37, (1-year CMT + 0.97%)(c)	400	389,331
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	220	222,430
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	215	217,441
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	307	309,661
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	310	306,651
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	230	231,009
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	240	241,121
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	250	253,969
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	252	256,958
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	260	265,597
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	280	285,499
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	275	279,944
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	785	799,632
5.82%, 07/13/47, (1-year CMT + 0.97%)(c)	400	383,406
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	750	646,842
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	598	515,435
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	797	692,478
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	800	699,606
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	851	786,180
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	435	255,076
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)(c)	$779	$692,530
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	412	303,036
3.59%, 07/22/28(c)	935	924,988
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	838	797,467
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	672	662,717
3.97%, 07/22/38(c)	539	460,042
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	540	530,982
4.30%, 01/27/45	562	453,196
4.38%, 01/22/47	515	411,665
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	637	630,009
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)(c)	290	258,534
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	920	893,084
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	390	385,886
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	985	974,201
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	895	874,958
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	910	892,784
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(c)	495	494,983
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	508	498,079
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	490	491,614
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	595	596,344
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	895	855,337
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	769	772,441
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	495	497,610
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	540	542,686
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(c)	690	687,440
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	710	712,086
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	755	758,681
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	866	857,298
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	685	665,239
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	795	783,889
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	574	573,057
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	450	454,896
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	620	618,368
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	700	641,004
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	760	759,822
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	441	410,998
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(c)	315	313,181
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	575	584,750
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	755	757,829
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	765	779,247
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	560	542,410
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	465	473,573
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	879	924,339
6.38%, 07/24/42	267	278,597
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	399	411,795
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	510	544,172
7.25%, 04/01/32(a)	446	495,584
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	400	393,688
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	760	736,357

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	$780	$739,063
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(c)	395	393,442
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	375	376,799
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	629	625,205
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	479	471,056
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	712	693,063
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	670	661,444
National Australia Bank Ltd./New York
3.85%, 12/13/28	259	254,924
4.15%, 01/13/31	250	244,490
4.31%, 06/13/28	289	287,992
4.43%, 06/04/29	250	248,797
4.50%, 10/26/27	280	280,238
4.53%, 06/13/30	250	248,462
4.79%, 01/10/29	460	462,811
4.90%, 06/13/28	370	372,710
4.90%, 01/14/30	250	251,880
4.94%, 01/12/28	235	236,643
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	459	455,484
4.50%, 10/10/29	429	424,550
4.93%, 06/04/32, (1-day SOFR + 1.01%)(c)	250	246,543
5.60%, 12/18/28	340	346,961
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	375	369,834
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	500	501,152
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	490	489,737
4.98%, 06/18/32, (1-year CMT + 0.80%)(c)	300	296,731
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	610	611,848
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	394	393,701
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	360	363,600
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	435	442,378
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	555	565,687
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	349	360,463
Northern Trust Corp.
1.95%, 05/01/30	488	441,045
3.15%, 05/03/29	228	219,454
3.65%, 08/03/28	140	137,950
4.15%, 11/19/30	380	370,684
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	150	143,443
6.13%, 11/02/32(a)	350	369,494
PNC Bank N.A.
2.70%, 10/22/29	250	233,257
3.10%, 10/25/27	295	290,353
3.25%, 01/22/28	250	245,710
4.05%, 07/26/28	420	414,622
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	318	280,839
2.55%, 01/22/30	718	664,165
3.45%, 04/23/29	638	617,883
4.08%, 01/26/29, (1-day SOFR + 0.61%)(c)	195	193,200
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)(c)	380	378,686
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	230	220,250
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	520	511,562
Security	Par (000)	Value
Banks (continued)
4.83%, 07/19/30, (1-day SOFR + 0.80%)(c)	$290	$289,434
4.90%, 05/13/31, (1-day SOFR + 1.33%)(c)	480	478,283
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	443	436,150
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	305	307,298
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	255	257,243
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	650	641,921
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	535	531,668
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	465	444,964
5.46%, 07/21/37, (1-day SOFR + 1.27%)(c)	290	286,955
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	585	593,983
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	678	687,988
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	560	562,294
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	512	517,776
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	205	211,879
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	469	486,567
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	775	840,419
Royal Bank of Canada
2.30%, 11/03/31	530	466,856
3.88%, 05/04/32	318	300,082
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	180	178,576
4.24%, 08/03/27	390	389,730
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	385	374,339
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	345	340,568
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	395	393,108
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	170	169,762
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)(c)	420	411,154
4.65%, 07/10/29, (1-day SOFR + 0.61%)(c)	425	424,995
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	665	659,389
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	325	320,753
4.90%, 01/12/28	300	301,822
4.95%, 02/01/29	215	216,665
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(c)	425	421,581
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	390	391,825
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	415	416,002
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	320	319,657
5.00%, 02/01/33	495	490,836
5.00%, 05/02/33	314	311,323
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	674	676,801
5.15%, 02/01/34(a)	340	340,654
5.20%, 08/01/28	275	278,333
6.00%, 11/01/27	375	382,026
Standard Chartered Bank/New York, 4.85%, 12/03/27	25	25,124
State Street Bank & Trust Co.
4.70%, 07/23/29	250	250,874
4.78%, 11/23/29	270	270,938
5.22%, 07/23/34	250	249,663
State Street Corp.
2.20%, 03/03/31	347	306,794
2.40%, 01/24/30	85	78,946
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	210	185,424
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	200	186,838
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(c)	209	206,455
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	210	199,325
4.33%, 10/22/27(a)	390	389,687

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	$165	$159,615
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	70	69,941
4.54%, 02/28/28	410	410,793
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	265	259,645
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	265	260,577
4.73%, 02/28/30	280	279,812
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	255	242,520
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	270	264,176
4.83%, 04/24/30	450	450,723
5.09%, 04/24/37, (1-day SOFR + 1.20%)(c)	180	174,495
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	215	211,222
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(c)	355	353,206
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	420	429,040
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(c)	245	248,720
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	126	130,931
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	130	112,691
1.90%, 09/17/28	595	561,502
2.13%, 07/08/30	570	511,051
2.22%, 09/17/31	300	260,629
2.30%, 01/12/41	132	88,043
2.47%, 01/14/29	395	374,206
2.72%, 09/27/29	241	225,617
2.75%, 01/15/30	375	348,111
3.04%, 07/16/29(a)	919	873,154
3.05%, 01/14/42	200	144,469
3.35%, 10/18/27	225	221,809
3.54%, 01/17/28	235	231,536
3.94%, 07/19/28	246	242,848
4.11%, 01/15/29	280	275,523
4.31%, 10/16/28(a)	225	223,104
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	305	296,653
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	235	231,088
4.93%, 07/07/32, (1-day SOFR + 1.05%)(c)	200	197,719
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	235	230,680
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	290	278,244
5.14%, 07/07/34, (1-day SOFR + 1.22%)(c)	200	196,536
5.24%, 04/15/30	345	347,531
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	200	195,938
5.30%, 07/07/37, (1-day SOFR + 1.29%)(c)	200	194,738
5.32%, 07/09/29	260	263,063
5.42%, 07/09/31	250	252,885
5.45%, 01/15/32	204	206,280
5.52%, 01/13/28	560	567,172
5.56%, 07/09/34	369	371,314
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)(c)	505	473,772
5.63%, 01/15/35	305	308,062
5.71%, 01/13/30	375	383,162
5.72%, 09/14/28	425	433,123
5.75%, 07/07/47, (1-day SOFR + 1.53%)(c)	200	191,352
5.77%, 01/13/33	495	506,784
5.78%, 07/13/33	205	209,603
5.80%, 07/13/28	130	132,706
5.81%, 09/14/33	240	246,121
5.85%, 07/13/30	240	246,832
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	250	218,708
2.45%, 01/12/32	172	151,105
3.20%, 03/10/32	508	462,251
4.46%, 06/08/32	700	678,685
4.87%, 04/22/33	345	337,092
Security	Par (000)	Value
Banks (continued)
4.93%, 10/15/35	$350	$335,815
5.30%, 01/30/32	240	242,546
Toronto-Dominion Bank (The)
3.91%, 01/13/28	190	188,127
4.11%, 10/13/28	285	281,561
4.36%, 04/23/29	350	346,286
4.41%, 01/13/31	130	127,372
4.57%, 06/02/28	505	504,298
4.69%, 09/15/27	475	475,797
4.78%, 12/17/29	455	455,469
4.81%, 06/03/30	465	463,875
4.86%, 01/31/28	510	511,890
4.99%, 04/05/29	155	155,978
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	355	354,478
5.16%, 01/10/28	405	408,026
5.52%, 07/17/28	615	624,870
Series F, 4.85%, 07/27/29	255	255,184
Truist Bank
2.25%, 03/11/30	437	395,971
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	366	360,506
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	380	376,649
Truist Financial Corp.
1.13%, 08/03/27	245	237,414
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	575	545,455
1.95%, 06/05/30	203	182,013
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	270	263,525
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	509	509,869
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	330	314,075
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	425	424,937
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	530	520,906
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	395	393,243
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	660	667,558
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	840	848,918
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	565	577,079
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	235	244,505
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	595	623,198
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(c)	340	332,100
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(c)	190	189,667
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	265	256,831
U.S. Bancorp
1.38%, 07/22/30	427	373,425
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	421	363,317
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	230	202,699
3.00%, 07/30/29	352	334,654
3.90%, 04/26/28	360	356,402
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	445	433,598
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	544	543,692
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	695	673,802
4.86%, 07/27/30, (1-day SOFR + 0.78%)(c)	330	329,324
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	350	341,963
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)(c)	500	481,221
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	450	450,202
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	359	359,565
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	430	433,048
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	671	679,392
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	395	394,233
5.47%, 07/27/37, (1-day SOFR + 1.25%)(c)	330	326,660

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	$690	$699,631
5.72%, 05/20/41, (5-year CMT + 1.25%)(c)	290	282,949
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	525	534,644
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	608	622,976
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	550	566,616
U.S. Bank N.A./Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(c)	100	99,638
UBS AG/London
4.50%, 06/26/48	449	369,425
5.65%, 09/11/28	555	566,846
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	175	174,008
4.68%, 11/29/30, (1-day SOFR + 0.74%)(c)	30	29,783
UBS Group AG, 4.88%, 05/15/45	790	685,275
Wachovia Corp., 5.50%, 08/01/35(a)	424	419,970
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	903	831,664
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	1,158	1,086,758
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	1,033	762,745
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	1,295	1,177,629
3.90%, 05/01/45	708	536,347
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	125	123,126
4.15%, 01/24/29	855	844,163
4.18%, 01/23/30, (1-day SOFR + 0.74%)(c)	775	762,460
4.40%, 06/14/46	677	528,739
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	946	929,547
4.58%, 05/20/29, (1-day SOFR + 0.72%)(c)	610	607,802
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	1,101	883,046
4.65%, 11/04/44	667	545,141
4.75%, 12/07/46(a)	236	192,503
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)(c)	815	804,096
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	490	468,978
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	1,490	1,463,446
4.90%, 11/17/45	661	554,981
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	1,128	1,076,995
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	475	476,803
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	1,867	1,602,040
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	1,270	1,275,483
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	965	972,581
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	1,035	1,015,486
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	1,070	1,077,418
5.38%, 11/02/43	635	576,843
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	1,360	1,360,645
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	560	515,520
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	1,041	1,043,017
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	1,580	1,593,104
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	1,260	1,279,020
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	1,180	1,187,291
5.61%, 01/15/44	850	789,665
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	854	880,208
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	1,290	1,370,343
Wells Fargo Bank N.A.
5.85%, 02/01/37	300	303,122
5.95%, 08/26/36	250	255,566
6.60%, 01/15/38	473	504,183
Westpac Banking Corp.
1.95%, 11/20/28	505	477,181
Security	Par (000)	Value
Banks (continued)
2.15%, 06/03/31	$470	$417,068
2.65%, 01/16/30	305	285,552
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	610	545,661
2.96%, 11/16/40	250	179,533
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	490	433,514
3.13%, 11/18/41	250	179,310
3.40%, 01/25/28	500	492,917
4.04%, 08/26/27	340	338,789
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	503	488,609
4.35%, 07/01/30(a)	345	340,956
4.42%, 07/24/39	252	220,114
5.05%, 04/16/29	470	475,537
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)(c)	370	369,437
5.46%, 11/18/27	615	623,234
5.54%, 11/17/28	515	526,494
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	475	469,746
6.82%, 11/17/33	215	230,381
		387,167,157
Beverages — 2.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,849	1,759,103
4.90%, 02/01/46	3,005	2,627,573
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	225	192,287
4.70%, 02/01/36	50	47,506
4.90%, 02/01/46	395	344,703
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	605	578,892
4.38%, 04/15/38	215	196,317
4.44%, 10/06/48	580	467,701
4.50%, 06/01/50(a)	105	90,136
4.60%, 04/15/48	195	163,939
4.75%, 01/23/29	807	808,931
4.75%, 04/15/58	225	185,305
4.90%, 01/23/31	310	311,150
4.95%, 01/15/42	530	483,337
5.00%, 06/15/34	450	446,092
5.45%, 01/23/39	675	669,420
5.55%, 01/23/49	1,110	1,046,481
5.80%, 01/23/59(a)	665	644,421
8.20%, 01/15/39	465	570,205
Brown-Forman Corp.
4.50%, 07/15/45(a)	175	143,334
4.75%, 04/15/33	210	204,858
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	260	246,549
1.38%, 03/15/31	474	410,648
1.50%, 03/05/28	231	221,057
1.65%, 06/01/30(a)	512	459,303
2.00%, 03/05/31	287	255,728
2.13%, 09/06/29	338	315,260
2.25%, 01/05/32	835	739,452
2.50%, 06/01/40	404	287,895
2.50%, 03/15/51(a)	523	294,944
2.60%, 06/01/50	495	288,852
2.75%, 06/01/60	357	194,915
2.88%, 05/05/41	335	247,071
3.00%, 03/05/51	487	305,959
3.45%, 03/25/30	425	409,515
4.20%, 03/25/50	200	158,061

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.65%, 08/14/34(a)	$255	$251,268
5.00%, 05/13/34(a)	330	332,497
5.20%, 01/14/55(a)	510	462,615
5.30%, 05/13/54	375	345,502
5.40%, 05/13/64	390	356,515
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	175	171,008
Diageo Capital PLC
2.00%, 04/29/30	370	334,093
2.13%, 04/29/32	190	162,632
2.38%, 10/24/29	443	411,679
3.88%, 05/18/28	200	197,742
3.88%, 04/29/43	136	105,218
5.30%, 10/24/27	220	222,176
5.50%, 01/24/33	240	243,264
5.63%, 10/05/33(a)	410	419,647
5.88%, 09/30/36(a)	233	240,331
Diageo Investment Corp.
4.25%, 05/11/42(a)	175	144,845
5.13%, 08/15/30	190	191,365
5.63%, 04/15/35	220	223,433
PepsiCo, Inc.
1.40%, 02/25/31	310	268,267
1.63%, 05/01/30	370	331,440
1.95%, 10/21/31	350	304,795
2.63%, 07/29/29	133	126,028
2.63%, 10/21/41	230	159,517
2.75%, 03/19/30	567	530,577
2.75%, 10/21/51	415	245,039
2.88%, 10/15/49	350	218,533
3.00%, 10/15/27	465	457,948
3.45%, 10/06/46	336	239,532
3.60%, 02/18/28	195	192,778
3.63%, 03/19/50	244	173,383
3.88%, 03/19/60	165	117,280
3.90%, 07/18/32(a)	395	378,098
4.00%, 05/02/47	160	123,872
4.10%, 01/15/29	230	227,942
4.20%, 07/18/52	100	77,896
4.30%, 07/23/30	320	317,281
4.45%, 02/07/28	195	195,179
4.45%, 05/15/28	170	170,132
4.45%, 02/15/33(a)	460	450,004
4.45%, 04/14/46	320	267,895
4.50%, 07/17/29	260	259,880
4.60%, 02/07/30	345	345,154
4.65%, 07/23/32	385	382,514
4.65%, 02/15/53	185	154,839
4.80%, 07/17/34(a)	190	187,604
5.00%, 02/07/35	435	429,724
5.00%, 07/23/35(a)	425	419,222
5.25%, 07/17/54	215	197,796
5.50%, 01/15/40	310	309,544
7.00%, 03/01/29	140	148,553
		30,040,976
Biotechnology — 0.5%
Gilead Sciences, Inc.
1.20%, 10/01/27	115	110,844
1.65%, 10/01/30	415	365,836
2.60%, 10/01/40	290	204,719
2.80%, 10/01/50	625	373,436
4.00%, 09/01/36(a)	245	219,857
Security	Par (000)	Value
Biotechnology (continued)
4.15%, 03/01/47	$200	$156,533
4.25%, 05/20/28	140	139,384
4.40%, 05/20/29	300	297,910
4.50%, 02/01/45	675	564,445
4.60%, 05/20/31	310	306,100
4.60%, 09/01/35	370	352,994
4.75%, 03/01/46	850	728,387
4.80%, 11/15/29	285	286,000
4.80%, 04/01/44	655	572,680
4.90%, 05/20/34	130	127,349
5.10%, 06/15/35	385	380,764
5.25%, 10/15/33	110	111,109
5.50%, 11/15/54(a)	185	172,234
5.55%, 10/15/53(a)	425	398,945
5.60%, 11/15/64	285	264,079
5.65%, 12/01/41	410	405,586
		6,539,191
Building Materials — 0.1%
Trane Technologies Financing Ltd.
3.80%, 03/21/29	290	283,563
5.10%, 06/13/34	45	44,602
5.25%, 03/03/33	25	25,157
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	110	108,387
5.75%, 06/15/43	250	248,647
		710,356
Chemicals — 0.6%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	325	294,472
2.70%, 05/15/40	232	167,153
2.80%, 05/15/50	353	216,170
4.30%, 06/11/28(a)	255	254,076
4.60%, 02/08/29	335	334,784
4.75%, 02/08/31	320	319,803
4.80%, 03/03/33(a)	160	158,698
4.85%, 02/08/34(a)	290	284,798
4.90%, 10/11/32	155	154,715
Ecolab, Inc.
1.30%, 01/30/31	240	205,644
2.13%, 02/01/32	165	142,838
2.13%, 08/15/50(a)	140	71,772
2.70%, 12/15/51	315	182,316
2.75%, 08/18/55	240	134,663
3.25%, 12/01/27	297	292,607
4.30%, 06/15/28	270	269,005
4.60%, 06/15/29	419	417,835
4.80%, 03/24/30	257	256,812
4.80%, 06/15/31	350	348,333
5.00%, 09/01/35	215	210,627
5.15%, 06/15/33	405	404,387
5.25%, 01/15/28	240	242,372
5.35%, 06/15/36	385	384,009
EIDP, Inc.
2.30%, 07/15/30(a)	402	367,945
4.80%, 05/15/33	175	169,858
5.13%, 05/15/32	130	130,086
Linde, Inc./CT
1.10%, 08/10/30	267	232,347
3.55%, 11/07/42	257	196,589
		6,844,714

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	$203	$145,851
Automatic Data Processing, Inc.
1.25%, 09/01/30	386	337,474
1.70%, 05/15/28	107	102,166
4.45%, 09/09/34	309	296,162
4.75%, 05/08/32	360	356,742
5.00%, 05/07/36	300	291,847
Brown University, Series A, 2.92%, 09/01/50	210	132,357
California Institute of Technology, 3.65%, 09/01/2119	275	165,459
Cintas Corp. No. 2, 4.00%, 05/01/32	600	572,702
Cornell University
4.84%, 06/15/34	240	236,614
Series 2025, 4.17%, 06/15/30	20	19,634
Series 2025, 4.73%, 06/15/35	10	9,689
Duke University, Series 2020, 2.83%, 10/01/55(a)	240	142,945
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	205	108,910
George Washington University (The), Series 2018, 4.13%, 09/15/48	290	225,038
J Paul Getty Trust (The), 4.91%, 04/01/35	10	9,860
Leland Stanford Junior University (The), 3.65%, 05/01/48	309	229,806
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	100	98,412
Massachusetts Institute of Technology
3.07%, 04/01/52	265	169,892
3.89%(a)	133	86,245
4.68%	395	307,241
5.60%	418	389,396
5.62%, 06/01/55(a)	60	58,617
Series F, 2.99%, 07/01/50	320	205,716
Northwestern University
4.64%, 12/01/44(a)	249	229,103
4.94%, 12/01/35(a)	100	98,267
PayPal Holdings, Inc.
2.30%, 06/01/30	367	335,259
2.85%, 10/01/29	578	544,664
3.25%, 06/01/50	320	211,872
4.40%, 06/01/32	350	336,539
4.55%, 06/01/28	180	179,620
4.95%, 06/01/31	210	207,893
5.05%, 06/01/52	310	262,450
5.10%, 04/01/35(a)	132	127,773
5.15%, 06/01/34(a)	270	264,210
5.25%, 06/01/62(a)	250	214,279
5.55%, 06/01/36	60	58,952
President and Fellows of Harvard College
2.52%, 10/15/50	196	113,505
3.15%, 07/15/46	124	86,295
3.30%, 07/15/56	185	119,586
3.75%, 11/15/52	195	141,684
4.61%, 02/15/35(a)	287	278,681
RELX Capital, Inc.
3.00%, 05/22/30	170	158,606
4.00%, 03/18/29	155	152,070
4.75%, 03/27/30	240	238,543
4.75%, 05/20/32	240	236,213
5.25%, 03/27/35(a)	365	360,726
Security	Par (000)	Value
Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	$185	$106,870
S&P Global, Inc.
1.25%, 08/15/30(a)	165	143,212
2.30%, 08/15/60(a)	308	142,061
2.50%, 12/01/29(a)	126	117,205
2.90%, 03/01/32	510	457,988
2.95%, 03/01/29	398	381,110
3.25%, 12/01/49	174	113,531
3.70%, 03/01/52	325	228,152
3.90%, 03/01/62	230	157,214
4.25%, 05/01/29(a)	270	266,602
4.25%, 01/15/31(b)	165	160,145
4.75%, 08/01/28	180	180,575
5.25%, 09/15/33	239	240,523
Trustees of Princeton University(The)
5.70%, 03/01/39	229	235,149
Series 2020, 2.52%, 07/01/50	169	100,498
University of Miami, 4.06%, 04/01/52	185	138,924
University of Southern California
3.03%, 10/01/39	334	267,504
4.98%, 10/01/53(a)	95	83,557
Washington University(The)
3.52%, 04/15/54	200	139,205
4.35%	250	178,694
Yale University
Series 2020, 1.48%, 04/15/30	387	346,956
Series 2020, 2.40%, 04/15/50	170	97,328
		13,938,568
Computers — 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27	420	417,602
4.05%, 10/04/29	335	328,241
4.25%, 10/04/31	400	385,134
4.50%, 10/04/34	420	394,008
4.75%, 07/10/29	360	359,850
5.00%, 07/10/31	610	607,317
5.30%, 07/10/33	360	358,287
5.60%, 07/10/36	360	356,279
Apple, Inc.
1.20%, 02/08/28	854	815,235
1.25%, 08/20/30	453	397,503
1.40%, 08/05/28	808	763,260
1.65%, 05/11/30	531	477,054
1.65%, 02/08/31	886	780,606
1.70%, 08/05/31	235	204,297
2.20%, 09/11/29	535	500,675
2.38%, 02/08/41	384	263,137
2.40%, 08/20/50	575	314,201
2.55%, 08/20/60	655	330,923
2.65%, 05/11/50	555	321,947
2.65%, 02/08/51	927	531,949
2.70%, 08/05/51	733	423,264
2.80%, 02/08/61	640	343,453
2.85%, 08/05/61(a)	420	227,384
2.90%, 09/12/27	590	581,248
2.95%, 09/11/49	488	303,505
3.00%, 11/13/27(a)	442	435,322
3.25%, 08/08/29	295	284,881
3.35%, 08/08/32	355	331,444
3.45%, 02/09/45	749	544,284

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.75%, 09/12/47	$320	$235,280
3.75%, 11/13/47	542	399,715
3.85%, 05/04/43	907	720,276
3.85%, 08/04/46	757	573,520
3.95%, 08/08/52	625	459,198
4.00%, 05/10/28	420	417,684
4.00%, 05/12/28	460	457,282
4.10%, 08/08/62	425	306,225
4.15%, 05/10/30	255	252,382
4.20%, 05/12/30(a)	385	381,487
4.25%, 02/09/47	343	275,066
4.30%, 05/10/33	210	205,157
4.38%, 05/13/45	608	504,335
4.45%, 05/06/44(a)	304	258,694
4.50%, 05/12/32	205	204,147
4.50%, 02/23/36(a)	453	437,921
4.65%, 02/23/46	1,212	1,040,666
4.75%, 05/12/35	355	350,959
4.85%, 05/10/53	465	406,628
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	235	233,719
4.75%, 02/05/31	195	192,739
4.90%, 02/05/34	380	365,591
5.25%, 02/05/44	290	253,772
5.30%, 02/05/54	465	388,146
International Business Machines Corp.
1.95%, 05/15/30	450	403,167
2.72%, 02/09/32	129	114,117
2.85%, 05/15/40	183	127,283
2.95%, 05/15/50(a)	255	145,937
3.43%, 02/09/52	240	147,533
3.50%, 05/15/29(a)	1,045	1,010,045
4.00%, 02/03/29	130	127,772
4.00%, 06/20/42	380	292,372
4.15%, 05/15/39(a)	705	586,671
4.25%, 05/15/49(a)	955	690,358
4.30%, 02/03/31	145	140,658
4.40%, 07/27/32	195	186,674
4.50%, 02/06/28	310	309,446
4.60%, 02/03/33	129	123,719
4.65%, 02/10/28	310	310,400
4.70%, 02/19/46	225	180,723
4.75%, 02/06/33(a)	195	189,867
4.80%, 02/10/30	310	308,675
4.90%, 07/27/52	255	202,145
4.95%, 02/03/36	365	344,105
5.00%, 02/10/32	220	218,126
5.10%, 02/06/53	235	190,680
5.20%, 02/10/35(a)	244	237,601
5.60%, 11/30/39	209	202,735
5.70%, 02/10/55(a)	295	260,112
5.80%, 02/03/56(a)	275	246,770
5.88%, 11/29/32	157	162,683
		29,163,253
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
3.10%, 08/15/27	210	207,485
3.25%, 08/15/32	120	111,093
3.70%, 08/01/47	138	102,815
4.00%, 08/15/45	222	180,965
4.20%, 05/01/30	220	218,005
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.60%, 03/01/28	$131	$131,641
4.60%, 03/01/33(a)	350	348,521
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	220	192,838
2.38%, 12/01/29	200	184,741
2.60%, 04/15/30	295	272,692
3.13%, 12/01/49	204	129,120
4.15%, 03/15/47	190	146,084
4.38%, 05/15/28	200	199,227
4.65%, 05/15/33	115	111,301
5.00%, 02/14/34(a)	220	216,712
5.15%, 05/15/53(a)	195	169,114
Kenvue, Inc.
4.85%, 05/22/32	241	239,492
4.90%, 03/22/33(a)	465	459,460
5.00%, 03/22/30	410	411,990
5.05%, 03/22/28	260	261,859
5.05%, 03/22/53(a)	495	429,364
5.10%, 03/22/43	220	201,400
5.20%, 03/22/63	280	240,855
Procter & Gamble Co.(The)
1.20%, 10/29/30	530	460,972
1.95%, 04/23/31	420	372,502
2.30%, 02/01/32(a)	220	196,210
2.85%, 08/11/27	273	269,158
3.00%, 03/25/30	321	303,829
3.55%, 03/25/40	255	211,691
3.95%, 01/26/28	157	156,258
4.05%, 05/01/30	290	285,263
4.05%, 01/26/33	280	270,356
4.10%, 11/03/32(a)	274	264,836
4.15%, 10/24/29(a)	190	189,120
4.35%, 01/29/29	210	209,933
4.35%, 11/03/35	145	137,587
4.55%, 01/29/34	234	229,239
4.55%, 10/24/34(a)	210	205,977
4.60%, 05/01/35(a)	200	194,932
5.55%, 03/05/37	250	260,513
Unilever Capital Corp.
1.38%, 09/14/30	240	210,739
1.75%, 08/12/31	392	338,955
2.13%, 09/06/29	280	260,487
3.50%, 03/22/28	403	397,135
4.25%, 08/12/27	295	294,863
4.63%, 08/12/34	345	334,982
4.88%, 09/08/28	290	292,364
5.00%, 12/08/33(a)	235	234,973
5.90%, 11/15/32	368	388,716
Series 30Y, 2.63%, 08/12/51	225	131,782
		12,270,146
Distribution & Wholesale — 0.1%
WW Grainger, Inc.
4.45%, 09/15/34	290	276,801
4.60%, 06/15/45(a)	327	279,105
		555,906
Diversified Financial Services — 3.4%
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(c)	430	425,899
4.05%, 05/03/29	285	281,306
4.05%, 12/03/42	264	214,422

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	$625	$621,396
4.42%, 08/03/33, (1-day SOFR + 1.76%)(c)	515	494,922
4.44%, 05/03/30, (1-day SOFR + 0.81%)(c)	690	683,041
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)(c)	389	380,212
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	603	603,532
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	775	732,516
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	530	522,574
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	505	506,599
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	375	370,007
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	660	663,200
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	135	136,442
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)(c)	540	536,108
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	399	398,699
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	145	147,516
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	485	491,689
5.85%, 11/05/27	470	477,438
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	420	443,921
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	175	170,644
5.15%, 05/15/33	315	314,345
5.20%, 04/15/35	330	323,807
5.70%, 12/15/28	100	102,328
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	330	315,349
5.70%, 03/30/36	260	256,487
5.80%, 05/21/54(a)	295	270,145
6.38%, 11/15/33	177	185,672
Brookfield Asset Management Ltd.
4.65%, 11/15/30	175	171,140
4.83%, 04/15/31	279	273,668
5.30%, 01/15/36	240	230,074
5.80%, 04/24/35	195	195,132
6.08%, 09/15/55	285	274,026
Brookfield Capital Finance LLC, 6.09%, 06/14/33	140	144,140
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	320	277,068
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	204	132,008
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	395	355,919
3.50%, 03/30/51	315	204,919
3.90%, 01/25/28	311	307,446
4.35%, 04/15/30	141	137,694
4.70%, 09/20/47	272	220,068
4.85%, 03/29/29	263	262,658
5.33%, 01/15/36(a)	185	178,554
5.97%, 03/04/54	310	291,555
6.35%, 01/05/34	215	224,408
Cboe Global Markets, Inc., 1.63%, 12/15/30	158	136,654
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	104	90,125
1.95%, 12/01/31	230	198,273
2.00%, 03/20/28	336	322,627
2.30%, 05/13/31	722	642,195
2.90%, 03/03/32	315	282,963
3.20%, 01/25/28	175	171,614
3.25%, 05/22/29(a)	121	116,674
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 02/01/29(a)	$186	$183,535
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	410	400,022
4.63%, 03/22/30	216	215,480
4.74%, 05/21/30, (1-day SOFR + 0.78%)(c)	305	304,222
4.91%, 11/14/36, (1-day SOFR + 1.23%)(c)	396	378,375
5.49%, 05/21/37, (1-day SOFR + 1.28%)(c)	300	297,944
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	404	411,036
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	399	410,499
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	523	546,342
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	373	384,558
CME Group, Inc.
2.65%, 03/15/32	390	348,442
3.75%, 06/15/28(a)	127	125,530
4.15%, 06/15/48(a)	305	240,609
4.40%, 03/15/30	429	424,263
5.30%, 09/15/43	272	258,243
Franklin Resources, Inc., 1.60%, 10/30/30	298	260,779
Intercontinental Exchange, Inc.
1.85%, 09/15/32	505	421,319
2.10%, 06/15/30	595	537,399
2.65%, 09/15/40(a)	550	386,135
3.00%, 06/15/50	465	287,572
3.00%, 09/15/60	482	267,604
3.10%, 09/15/27(a)	150	147,791
3.63%, 09/01/28(a)	265	259,658
3.75%, 09/21/28(a)	150	147,214
3.95%, 12/01/28(a)	125	123,117
4.00%, 09/15/27	845	840,939
4.20%, 03/15/31	120	116,298
4.25%, 09/21/48	490	382,529
4.35%, 06/15/29(a)	305	301,858
4.60%, 03/15/33	560	541,666
4.95%, 06/15/52(a)	427	365,898
5.20%, 06/15/62	310	264,791
5.25%, 06/15/31	320	323,900
Legg Mason, Inc., 5.63%, 01/15/44	154	146,845
Mastercard, Inc.
1.90%, 03/15/31(a)	240	211,829
2.00%, 11/18/31(a)	210	183,301
2.95%, 06/01/29(a)	356	340,771
2.95%, 03/15/51	263	161,835
3.35%, 03/26/30	572	545,824
3.50%, 02/26/28(a)	155	152,901
3.65%, 06/01/49	320	228,059
3.80%, 11/21/46	191	143,396
3.85%, 03/26/50	419	308,501
3.95%, 02/26/48	180	135,921
4.10%, 01/15/28	229	228,161
4.33%, 06/08/28	395	394,365
4.35%, 01/15/32	440	428,565
4.43%, 06/08/29	350	348,079
4.55%, 01/15/35	250	239,208
4.60%, 06/08/31	395	390,723
4.85%, 03/09/33	255	252,848
4.88%, 03/09/28	229	230,369
4.88%, 05/09/34	190	187,177
4.95%, 03/15/32	125	125,221
5.00%, 06/08/36	469	457,507
ORIX Corp.
2.25%, 03/09/31	220	194,489
4.00%, 04/13/32	161	152,259

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.45%, 09/09/30	$330	$322,744
4.65%, 09/10/29	170	169,140
5.00%, 09/13/27(a)	159	159,602
5.20%, 09/13/32(a)	185	185,568
5.40%, 02/25/35	275	273,156
Raymond James Financial, Inc.
3.75%, 04/01/51	305	211,052
4.65%, 04/01/30(a)	200	198,832
4.90%, 09/11/35	300	286,278
4.95%, 07/15/46	300	257,301
5.65%, 09/11/55(a)	260	240,679
TPG Operating Group II LP
4.88%, 05/15/31	125	122,188
5.38%, 01/15/36	225	216,507
5.88%, 03/05/34(a)	190	190,837
UBS Americas, Inc., 7.13%, 07/15/32(a)	456	501,406
Visa, Inc.
0.75%, 08/15/27	192	185,171
1.10%, 02/15/31	360	309,300
2.00%, 08/15/50(a)	457	232,415
2.05%, 04/15/30	558	509,354
2.70%, 04/15/40	251	184,766
2.75%, 09/15/27	227	223,295
3.65%, 09/15/47(a)	244	179,741
3.80%, 02/12/29	338	332,833
4.10%, 02/12/31(a)	215	210,793
4.15%, 12/14/35(a)	482	450,585
4.30%, 12/14/45	1,206	993,960
4.40%, 02/12/33	225	218,663
4.70%, 02/12/36	220	212,764
		41,584,469
Electric — 7.0%
AEP Transmission Co. LLC
3.75%, 12/01/47	200	144,375
4.50%, 06/15/52	170	134,802
5.25%, 06/01/36	110	108,113
5.40%, 03/15/53	255	231,542
Series M, 3.65%, 04/01/50	165	114,730
Alabama Power Co.
3.00%, 03/15/52	300	181,733
3.05%, 03/15/32	225	204,231
3.13%, 07/15/51	185	115,574
3.45%, 10/01/49(a)	230	154,779
3.75%, 09/01/27	210	208,548
3.75%, 03/01/45	278	207,188
5.10%, 04/02/35(a)	100	98,551
6.00%, 03/01/39	177	181,733
Series 20-A, 1.45%, 09/15/30	160	139,920
Series A, 4.30%, 07/15/48	177	139,506
Series B, 3.70%, 12/01/47	248	177,571
Series C, 4.30%, 03/15/31(a)	195	190,139
Ameren Illinois Co.
3.70%, 12/01/47	191	137,808
3.85%, 09/01/32	195	183,065
4.50%, 03/15/49	180	145,056
4.95%, 06/01/33	170	167,599
5.55%, 07/01/54	230	213,082
5.63%, 03/01/55	190	177,431
Baltimore Gas and Electric Co.
2.25%, 06/15/31	98	86,617
3.50%, 08/15/46	228	159,140
Security	Par (000)	Value
Electric (continued)
4.55%, 06/01/52	$163	$128,474
5.15%, 06/01/33(a)	200	198,610
5.40%, 06/01/53	210	187,924
5.45%, 06/01/35	174	173,378
Basin Electric Power Cooperative, 5.85%, 10/15/55	35	32,888
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	165	141,937
2.85%, 05/15/51	255	147,649
3.25%, 04/15/28	104	101,759
3.70%, 07/15/30	475	455,433
3.80%, 07/15/48	270	193,275
4.25%, 10/15/50	310	234,609
4.45%, 01/15/49	277	217,335
4.50%, 02/01/45	212	174,034
4.60%, 05/01/53	315	249,743
5.15%, 11/15/43	200	181,465
5.95%, 05/15/37	106	109,599
6.13%, 04/01/36	486	506,238
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	130	98,975
3.60%, 03/01/52	170	116,812
4.50%, 04/01/44	204	171,272
4.80%, 03/15/30	175	174,663
4.95%, 04/01/33	220	216,610
5.05%, 03/01/35	45	43,886
5.20%, 10/01/28(a)	285	288,287
Series AF, 3.35%, 04/01/51	228	150,561
Series ai., 4.45%, 10/01/32	130	125,997
Series AQ, 4.95%, 08/15/35	276	267,199
Series AR, 4.85%, 04/01/36	170	162,694
Commonwealth Edison Co.
3.00%, 03/01/50	280	171,644
3.65%, 06/15/46	187	134,644
3.70%, 08/15/28	213	209,392
4.00%, 03/01/48	255	190,940
4.55%, 06/01/31	175	171,982
5.30%, 02/01/53	235	208,660
5.85%, 06/01/56	305	292,602
5.90%, 03/15/36	165	170,463
5.95%, 06/01/55	90	87,212
Series 123, 3.75%, 08/15/47	251	181,171
Series 130, 3.13%, 03/15/51	191	119,281
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	270	204,740
5.25%, 01/15/53	195	174,376
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	250	223,216
3.20%, 12/01/51	235	146,947
3.60%, 06/15/61(a)	400	256,413
3.70%, 11/15/59	190	123,620
3.85%, 06/15/46	250	184,515
3.95%, 03/01/43	227	177,234
4.45%, 03/15/44	293	242,131
4.50%, 12/01/45	269	219,508
4.50%, 05/15/58	235	179,471
4.63%, 12/01/54	263	207,417
5.20%, 03/01/33	115	115,326
5.50%, 03/15/34	150	152,295
5.50%, 03/15/55	50	45,184
5.70%, 05/15/54	370	346,024

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 11/15/55	$200	$187,399
5.88%, 06/15/56	230	218,879
5.90%, 11/15/53	355	339,923
6.15%, 11/15/52	270	268,641
Series 07-A, 6.30%, 08/15/37	192	202,534
Series 08-B, 6.75%, 04/01/38	191	209,993
Series 09-C, 5.50%, 12/01/39	196	191,810
Series 2017, 3.88%, 06/15/47	205	149,838
Series 20A, 3.35%, 04/01/30	203	192,792
Series 20B, 3.95%, 04/01/50	309	227,103
Series A, 4.13%, 05/15/49	229	172,080
Series C, 3.00%, 12/01/60	250	137,627
Series C, 4.30%, 12/01/56	125	92,927
Series D, 4.00%, 12/01/28	310	305,885
Series E, 4.65%, 12/01/48	252	205,190
Consumers Energy Co.
2.50%, 05/01/60	10	5,146
3.10%, 08/15/50	200	127,133
3.50%, 08/01/51	207	140,614
4.05%, 05/15/48	205	156,104
4.35%, 04/15/49	168	132,926
4.50%, 01/15/31	215	211,485
4.60%, 05/30/29(a)	307	306,580
4.63%, 05/15/33	305	295,518
4.70%, 01/15/30	260	259,117
4.90%, 02/15/29	225	226,313
5.05%, 05/15/35	185	181,610
5.13%, 05/01/36	200	195,848
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	10	9,841
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	309	260,583
6.05%, 01/15/38	190	197,049
6.25%, 10/15/53	165	167,909
DTE Electric Co.
2.25%, 03/01/30	188	172,335
2.95%, 03/01/50	97	60,095
3.70%, 03/15/45	139	103,515
3.95%, 03/01/49	435	322,407
5.20%, 04/01/33	235	236,070
5.20%, 03/01/34	150	149,769
5.25%, 05/15/35	225	223,065
5.40%, 04/01/53(a)	165	151,021
5.85%, 05/15/55	240	231,265
Series A, 1.90%, 04/01/28	408	391,304
Series A, 3.00%, 03/01/32	210	191,036
Series A, 4.05%, 05/15/48	90	68,506
Series A, 4.85%, 03/01/36	225	214,995
Series B, 5.55%, 03/01/56(a)	260	240,639
Series C, 2.63%, 03/01/31	209	189,815
Duke Energy Carolinas LLC
2.45%, 02/01/30	159	146,919
2.55%, 04/15/31	162	146,065
2.85%, 03/15/32	200	179,036
3.20%, 08/15/49	285	183,350
3.55%, 03/15/52	95	63,880
3.70%, 12/01/47	175	125,241
3.75%, 06/01/45	192	141,967
3.88%, 03/15/46	175	130,627
3.95%, 11/15/28	915	901,944
3.95%, 03/15/48	212	157,311
Security	Par (000)	Value
Electric (continued)
4.00%, 09/30/42	$155	$123,777
4.25%, 12/15/41	166	139,349
4.85%, 01/15/34	120	117,184
4.95%, 01/15/33	305	302,326
5.15%, 06/15/36	350	341,870
5.25%, 03/15/35	180	178,869
5.30%, 02/15/40	256	246,827
5.35%, 01/15/53	325	292,140
5.40%, 01/15/54	322	291,739
5.75%, 06/15/56	345	326,751
6.00%, 01/15/38(a)	192	198,355
6.05%, 04/15/38	205	213,141
Duke Energy Florida LLC
1.75%, 06/15/30	160	142,921
2.40%, 12/15/31(a)	310	273,205
2.50%, 12/01/29	225	209,468
3.00%, 12/15/51	305	185,364
3.40%, 10/01/46	255	176,598
3.80%, 07/15/28	155	152,989
4.20%, 12/01/30	60	58,421
4.85%, 12/01/35	145	138,970
5.88%, 11/15/33	153	158,761
5.95%, 11/15/52	130	126,522
6.20%, 11/15/53	270	272,303
6.35%, 09/15/37	191	202,679
6.40%, 06/15/38	305	324,860
Duke Energy Indiana LLC
2.75%, 04/01/50	160	93,629
3.75%, 05/15/46	170	124,544
5.40%, 04/01/53	160	143,647
6.35%, 08/15/38(a)	146	155,400
Series DDDD, 4.95%, 03/15/36(a)	155	149,134
Series YYY, 3.25%, 10/01/49	200	129,402
Duke Energy Progress LLC
2.00%, 08/15/31	300	262,453
2.50%, 08/15/50	268	147,971
3.40%, 04/01/32	120	110,737
3.45%, 03/15/29	415	402,760
3.60%, 09/15/47	35	24,622
3.70%, 09/01/28(a)	123	120,885
4.10%, 05/15/42	95	76,839
4.10%, 03/15/43	126	100,809
4.15%, 12/01/44	145	114,480
4.20%, 08/15/45	260	205,255
5.05%, 03/15/35	220	215,080
5.10%, 03/15/34	345	344,193
5.25%, 03/15/33	185	185,849
5.35%, 03/15/53	205	183,913
5.55%, 03/15/55	254	234,536
Entergy Arkansas LLC
2.65%, 06/15/51(a)	227	127,367
4.20%, 04/01/49	225	171,169
4.95%, 01/15/36	159	152,719
5.45%, 06/01/34	230	232,180
5.75%, 01/15/56	200	188,405
Entergy Louisiana LLC
2.35%, 06/15/32	165	143,004
2.90%, 03/15/51	190	112,551
3.10%, 06/15/41	190	139,370
4.00%, 03/15/33	322	300,063
4.20%, 09/01/48	308	236,331

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.20%, 04/01/50	$158	$119,548
4.75%, 09/15/52(a)	195	160,372
4.90%, 04/15/36(a)	293	279,854
5.15%, 09/15/34	185	183,220
5.35%, 03/15/34(a)	215	216,441
5.65%, 04/15/56	237	220,078
5.70%, 03/15/54	255	238,892
5.80%, 03/15/55(a)	185	175,428
Entergy Mississippi LLC
5.05%, 04/15/36	70	67,308
5.80%, 04/15/55	190	179,687
Entergy Texas, Inc.
1.75%, 03/15/31	240	208,480
5.25%, 04/15/35	210	206,890
Evergy Kansas Central, Inc.
3.45%, 04/15/50	215	144,666
4.13%, 03/01/42	236	193,463
5.25%, 03/15/35	100	98,525
Florida Power & Light Co.
2.45%, 02/03/32	480	424,020
2.88%, 12/04/51	441	261,745
3.15%, 10/01/49(a)	319	204,104
3.70%, 12/01/47	220	158,160
3.95%, 03/01/48	268	200,368
3.99%, 03/01/49	150	111,840
4.05%, 06/01/42	253	205,222
4.05%, 10/01/44	220	172,685
4.13%, 02/01/42	227	186,203
4.13%, 06/01/48	137	104,844
4.40%, 05/15/28	299	298,609
4.63%, 05/15/30	185	184,416
4.70%, 02/15/36	155	146,749
4.80%, 05/15/33	245	240,313
5.05%, 04/01/28	240	242,139
5.10%, 04/01/33	215	214,515
5.13%, 06/01/36	200	195,704
5.15%, 06/15/29	450	456,177
5.30%, 06/15/34	330	330,629
5.30%, 04/01/53	245	219,514
5.60%, 06/15/54	295	275,725
5.60%, 02/15/66	380	344,214
5.69%, 03/01/40	160	160,049
5.70%, 03/15/55	355	335,720
5.75%, 06/01/56(a)	140	133,497
5.80%, 03/15/65	335	314,576
5.90%, 06/01/66	355	336,938
5.95%, 02/01/38	200	206,622
5.96%, 04/01/39	175	179,681
Georgia Power Co.
4.00%, 10/01/28	375	370,630
4.30%, 03/15/42	305	254,816
4.55%, 03/15/30	150	148,722
4.60%, 06/15/29	165	164,749
4.65%, 05/16/28	190	190,268
4.70%, 05/15/32	265	262,168
4.85%, 03/15/31	345	343,946
4.95%, 05/17/33	330	326,421
5.13%, 05/15/52(a)	305	268,859
5.20%, 03/15/35	249	246,934
5.25%, 03/15/34	295	294,400
5.50%, 10/01/55(a)	130	119,197
Security	Par (000)	Value
Electric (continued)
Series 10-C, 4.75%, 09/01/40	$140	$127,141
Series A, 3.25%, 03/15/51	190	121,848
Series B, 2.65%, 09/15/29	215	202,149
Series B, 3.70%, 01/30/50	105	73,849
Indiana Michigan Power Co.
5.60%, 03/15/56	215	198,153
5.63%, 04/01/53	190	176,875
Jersey Central Power & Light Co.
4.40%, 01/15/31	245	238,413
5.10%, 01/15/35	125	122,181
5.15%, 01/15/36	205	199,061
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	153	144,550
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	270	245,427
Kentucky Utilities Co.
3.30%, 06/01/50(a)	165	106,726
4.38%, 10/01/45	227	183,560
5.13%, 11/01/40	254	236,399
5.85%, 08/15/55	230	220,090
Louisville Gas and Electric Co., 5.85%, 08/15/55	125	119,634
MidAmerican Energy Co.
2.70%, 08/01/52	75	43,162
3.15%, 04/15/50	260	165,446
3.65%, 04/15/29	838	816,638
3.65%, 08/01/48	383	270,107
4.25%, 07/15/49	237	183,622
5.30%, 02/01/55	365	324,133
5.85%, 09/15/54	390	375,607
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	201	184,628
2.75%, 04/15/32	225	199,091
3.40%, 02/07/28	341	335,197
3.95%, 12/10/27	130	129,044
4.02%, 11/01/32	168	158,403
4.12%, 09/16/27	175	174,333
4.30%, 03/15/49	92	72,981
4.75%, 02/07/28	115	115,266
4.80%, 03/15/28	180	180,529
4.85%, 02/07/29	295	295,803
4.95%, 02/07/30(a)	90	90,299
5.15%, 06/15/29	270	272,862
5.80%, 01/15/33	240	248,235
Series D, 4.05%, 02/09/29	324	318,889
Series D, 4.15%, 08/25/28	275	272,319
Nevada Power Co.
6.00%, 03/15/54	175	169,333
Series CC, 3.70%, 05/01/29	135	131,452
Northern States Power Co.
2.60%, 06/01/51	334	193,793
2.90%, 03/01/50(a)	318	199,570
3.40%, 08/15/42	124	92,286
3.60%, 09/15/47	148	105,950
4.50%, 06/01/52	320	254,855
5.05%, 05/15/35	225	220,666
5.10%, 05/15/53	205	177,515
5.40%, 03/15/54	400	363,794
5.65%, 06/15/54	15	14,103
5.65%, 05/15/55	125	116,946

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Northern States Power Co./MN
4.85%, 05/15/36	$250	$239,850
5.55%, 05/15/56	160	147,687
NSTAR Electric Co.
5.20%, 03/01/35	190	187,406
5.40%, 06/01/34	155	155,414
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	255	236,735
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	229	212,287
3.10%, 09/15/49	227	141,908
3.70%, 11/15/28	65	63,702
3.75%, 04/01/45	218	161,747
4.30%, 05/15/28	155	154,171
4.50%, 03/15/31(b)	345	337,880
4.55%, 09/15/32	265	257,268
4.65%, 11/01/29	175	174,310
4.95%, 09/15/52	306	258,567
5.35%, 04/01/35	195	194,511
5.55%, 06/15/54	230	211,513
5.65%, 11/15/33	225	230,392
5.80%, 04/01/55	218	207,217
5.90%, 03/15/56(b)	295	283,943
PECO Energy Co.
3.90%, 03/01/48	227	167,085
4.88%, 09/15/35	133	129,008
4.90%, 06/15/33	243	240,870
5.25%, 09/15/54	180	158,991
5.65%, 09/15/55	220	205,860
Potomac Electric Power Co.
4.15%, 03/15/43	260	208,701
6.50%, 11/15/37	155	166,037
PPL Electric Utilities Corp.
4.85%, 02/15/34	165	160,913
5.00%, 05/15/33	275	272,306
5.25%, 05/15/53	285	254,279
5.55%, 08/15/55	140	130,001
5.75%, 05/15/56	255	242,043
Public Service Co. of Colorado
1.88%, 06/15/31	295	255,580
3.60%, 09/15/42	124	93,115
4.15%, 03/13/29	210	207,166
5.05%, 06/15/36(a)	160	154,358
5.15%, 09/15/35	210	204,439
5.25%, 04/01/53	215	188,364
5.35%, 05/15/34	230	229,426
5.75%, 05/15/54	345	324,690
5.85%, 05/15/55	115	109,593
Series 34, 3.20%, 03/01/50	475	303,468
Public Service Co. of New Hampshire, 5.35%, 10/01/33	280	281,484
Public Service Electric and Gas Co.
3.10%, 03/15/32	270	245,419
3.80%, 03/01/46	228	170,284
4.65%, 03/15/33	335	327,101
4.85%, 08/01/34	150	145,763
5.20%, 08/01/33	125	125,409
5.30%, 08/01/54	195	175,434
5.45%, 03/01/54(a)	170	155,653
Series Q, 5.50%, 03/01/55	135	124,618
Series R, 4.20%, 01/01/31	185	179,943
Series R, 5.63%, 01/01/56(a)	160	150,429
Security	Par (000)	Value
Electric (continued)
Puget Sound Energy, Inc.
4.22%, 06/15/48	$130	$100,739
5.60%, 09/15/55	240	221,932
San Diego Gas & Electric Co.
3.70%, 03/15/52	120	82,007
4.50%, 08/15/40(a)	200	174,649
4.95%, 08/15/28	110	110,668
5.35%, 04/01/53	270	240,569
5.40%, 04/15/35	254	253,266
5.55%, 04/15/54	210	192,020
Series DDDD, 5.20%, 03/15/36(a)	185	180,574
Series VVV, 1.70%, 10/01/30	331	291,193
Series WWW, 2.95%, 08/15/51(a)	275	166,378
Series XXX, 3.00%, 03/15/32	210	188,630
Southern California Edison Co.
2.25%, 06/01/30	232	209,118
2.75%, 02/01/32(a)	185	163,533
2.85%, 08/01/29	152	143,165
3.45%, 02/01/52(a)	300	188,093
3.65%, 02/01/50	382	252,673
4.00%, 04/01/47	604	431,217
4.50%, 09/01/40(a)	140	116,918
4.65%, 10/01/43	304	247,127
4.80%, 03/15/33	185	178,771
4.95%, 09/15/31	260	256,811
5.15%, 06/01/29	500	502,553
5.20%, 06/01/34	260	253,859
5.25%, 03/15/30	360	362,145
5.30%, 03/01/28	205	206,594
5.45%, 06/01/31	175	176,828
5.45%, 03/01/35	295	289,891
5.50%, 03/15/40	144	135,132
5.65%, 10/01/28	190	193,109
5.85%, 11/01/27	240	243,193
5.88%, 12/01/53(a)	60	54,647
5.90%, 03/01/55	236	215,522
5.95%, 11/01/32	235	242,199
6.00%, 01/15/34	141	144,028
6.05%, 03/15/39	126	125,418
6.20%, 09/15/55	235	223,532
Series 08-A, 5.95%, 02/01/38	170	168,634
Series 20A, 2.95%, 02/01/51	320	183,678
Series A, 4.20%, 03/01/29(a)	309	303,451
Series B, 4.88%, 03/01/49(a)	275	220,212
Series C, 4.13%, 03/01/48	387	279,484
Southwestern Public Service Co.
5.30%, 05/15/35	135	132,711
5.30%, 08/15/36	210	204,692
5.88%, 08/15/56	210	199,366
6.00%, 06/01/54	150	145,153
Series 8, 3.15%, 05/01/50	295	185,203
Tampa Electric Co.
4.90%, 03/01/29	202	202,599
5.15%, 03/01/35	165	161,961
Union Electric Co.
2.15%, 03/15/32	175	151,678
2.63%, 03/15/51	213	121,165
3.90%, 04/01/52	165	118,888
5.20%, 04/01/34	70	69,627
5.25%, 04/15/35	174	172,110
5.45%, 03/15/53	110	100,384

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 09/15/56	$215	$203,581
Virginia Electric and Power Co.
2.30%, 11/15/31	138	121,251
2.40%, 03/30/32	165	143,871
2.45%, 12/15/50	333	178,964
2.95%, 11/15/51	360	212,621
3.30%, 12/01/49	217	140,146
4.00%, 01/15/43	155	122,058
4.45%, 02/15/44	256	211,761
4.60%, 12/01/48	269	218,708
4.95%, 03/15/36	463	440,648
5.00%, 04/01/33	205	202,364
5.00%, 01/15/34	35	34,269
5.05%, 08/15/34	155	151,708
5.15%, 03/15/35	190	185,688
5.35%, 01/15/54	200	177,327
5.45%, 04/01/53	233	209,825
5.55%, 08/15/54	220	200,531
5.65%, 03/15/55	250	231,059
5.70%, 08/15/53	140	130,587
5.70%, 03/15/56	130	120,819
8.88%, 11/15/38	226	286,930
Series A, 2.88%, 07/15/29	155	147,358
Series A, 3.80%, 04/01/28	185	182,615
Series A, 6.00%, 05/15/37	172	176,696
Series B, 3.80%, 09/15/47	170	123,009
Series B, 6.00%, 01/15/36	168	173,196
Series C, 4.00%, 11/15/46	215	162,313
Series C, 4.63%, 05/15/52(a)	133	105,982
Series C, 4.90%, 09/15/35	370	353,781
Series D, 4.65%, 08/15/43(a)	165	140,855
Series D, 5.60%, 09/15/55	340	312,243
Wisconsin Electric Power Co.
4.15%, 10/15/30	155	150,674
4.75%, 09/30/32(a)	205	202,965
		85,706,098
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 4.38%, 05/08/42	200	169,951
Electronics — 0.6%
Amphenol Corp.
2.20%, 09/15/31	215	189,144
2.80%, 02/15/30	245	228,672
3.80%, 11/15/27	225	223,208
3.90%, 11/15/28(a)	215	211,968
4.13%, 11/15/30	264	256,516
4.35%, 06/01/29	118	117,052
4.38%, 06/12/28	145	144,570
4.40%, 02/15/33	505	484,317
4.63%, 02/15/36	600	565,578
5.00%, 01/15/35(a)	290	283,581
5.25%, 04/05/34	205	205,190
5.30%, 11/15/55(a)	550	496,211
5.38%, 11/15/54(a)	145	133,002
Emerson Electric Co.
1.80%, 10/15/27	122	118,301
1.95%, 10/15/30	130	116,062
2.00%, 12/21/28	378	356,444
2.20%, 12/21/31(a)	375	328,680
2.75%, 10/15/50	97	58,247
2.80%, 12/21/51	363	216,506
Security	Par (000)	Value
Electronics (continued)
5.00%, 03/15/35(a)	$190	$187,023
Honeywell International, Inc.
1.75%, 09/01/31	680	584,951
1.95%, 06/01/30	541	487,130
2.70%, 08/15/29(a)	365	344,302
2.80%, 06/01/50	24	14,579
4.50%, 01/15/34	505	484,607
5.00%, 03/01/35	100	98,206
5.25%, 03/01/54	145	132,608
Tyco Electronics Group SA
2.50%, 02/04/32	300	263,303
4.50%, 02/09/31(a)	145	142,779
4.88%, 02/09/36	160	153,271
		7,626,008
Environmental Control — 0.7%
Republic Services, Inc.
1.45%, 02/15/31(a)	405	348,876
1.75%, 02/15/32	200	169,373
2.30%, 03/01/30(a)	45	41,294
2.38%, 03/15/33(a)	235	200,678
3.38%, 11/15/27	95	93,743
3.95%, 05/15/28	25	24,759
4.75%, 07/15/30(a)	190	189,607
4.75%, 07/15/31	210	208,554
4.88%, 04/01/29	335	336,426
5.00%, 12/15/33	120	119,237
5.00%, 04/01/34	510	503,894
5.00%, 07/15/36	225	218,784
5.15%, 03/15/35(a)	312	310,782
5.20%, 11/15/34	40	39,880
Waste Connections, Inc.
2.20%, 01/15/32	110	95,569
2.60%, 02/01/30(a)	80	74,475
2.95%, 01/15/52(a)	270	164,600
3.05%, 04/01/50	225	142,699
3.20%, 06/01/32	120	109,229
3.50%, 05/01/29	40	38,789
4.20%, 01/15/33	258	244,874
4.25%, 12/01/28	120	118,944
4.80%, 07/15/36	198	189,298
5.00%, 03/01/34	232	228,459
5.25%, 09/01/35(a)	260	258,637
Waste Management, Inc.
1.15%, 03/15/28	140	132,856
1.50%, 03/15/31(a)	277	239,014
2.50%, 11/15/50	150	85,694
3.15%, 11/15/27	195	191,924
4.15%, 04/15/32	210	202,574
4.15%, 07/15/49(a)	195	151,770
4.50%, 03/15/28	295	295,095
4.63%, 02/15/30	224	223,170
4.63%, 02/15/33(a)	70	68,484
4.65%, 03/15/30	175	174,342
4.80%, 03/15/32	180	179,085
4.88%, 02/15/29(a)	265	266,432
4.88%, 02/15/34	515	508,879
4.95%, 07/03/31	210	210,726
4.95%, 03/15/35	535	524,376
5.35%, 10/15/54(a)	435	400,593
		8,326,474

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 0.2%
Hershey Co.(The)
4.55%, 02/24/28	$145	$145,354
4.75%, 02/24/30	255	255,548
4.95%, 02/24/32	205	205,720
5.10%, 02/24/35	185	185,076
Hormel Foods Corp.
1.70%, 06/03/28	145	137,858
1.80%, 06/11/30	386	345,072
3.05%, 06/03/51	235	145,998
Kellanova
2.10%, 06/01/30	200	181,015
4.30%, 05/15/28	60	59,774
4.50%, 04/01/46	25	20,617
Series B, 7.45%, 04/01/31	100	110,346
		1,792,378
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	291	316,415
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	197	170,801
2.63%, 09/15/29	145	136,763
2.85%, 02/15/52	235	138,492
3.38%, 09/15/49	63	42,172
4.13%, 10/15/44	239	192,345
4.15%, 01/15/43	135	110,438
4.30%, 10/01/48	215	169,330
4.75%, 01/15/32	310	305,886
5.00%, 12/15/54(a)	235	201,964
5.20%, 08/15/35(a)	161	159,846
5.45%, 01/15/56	215	197,331
5.75%, 10/15/52	205	196,866
5.90%, 11/15/33	330	343,961
6.20%, 11/15/53	180	183,100
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	195	172,405
4.40%, 07/01/32	270	260,316
5.25%, 03/01/28(a)	425	429,287
ONE Gas, Inc.
4.66%, 02/01/44	220	188,159
5.10%, 04/01/29	232	234,243
Southern California Gas Co.
5.05%, 09/01/34	350	343,397
5.20%, 06/01/33	50	49,939
5.45%, 06/15/35(a)	240	240,724
5.60%, 04/01/54	177	162,217
5.75%, 06/01/53(a)	174	163,058
5.90%, 06/01/56	225	214,021
6.00%, 06/15/55	170	164,836
6.35%, 11/15/52	205	208,174
Series VV, 4.30%, 01/15/49	132	102,262
Series XX, 2.55%, 02/01/30	299	277,515
		5,759,848
Hand & Machine Tools — 0.0%
Snap-on, Inc., 3.10%, 05/01/50	168	107,842
Health Care - Products — 1.4%
Abbott Laboratories
1.15%, 01/30/28	149	142,209
1.40%, 06/30/30	248	218,962
3.70%, 03/09/29	765	747,540
Security	Par (000)	Value
Health Care - Products (continued)
4.00%, 03/15/31	$864	$835,162
4.30%, 03/15/33	1,010	967,880
4.65%, 03/15/36	1,180	1,120,915
4.75%, 11/30/36	607	579,221
4.75%, 03/15/38	680	640,406
4.75%, 04/15/43	203	179,355
4.90%, 11/30/46	1,041	918,947
5.30%, 05/27/40(a)	267	261,267
5.50%, 03/15/56	1,285	1,198,008
5.60%, 03/15/66	700	650,293
6.00%, 04/01/39	180	188,713
6.15%, 11/30/37	185	196,563
Boston Scientific Corp.
2.65%, 06/01/30	315	290,836
4.70%, 03/01/49(a)	250	212,569
Danaher Corp.
2.60%, 10/01/50	330	187,233
2.80%, 12/10/51	330	194,740
4.38%, 09/15/45	185	151,757
DH Europe Finance II SARL
2.60%, 11/15/29(a)	355	331,728
3.25%, 11/15/39	265	206,672
3.40%, 11/15/49	260	174,593
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	319	317,779
4.50%, 03/30/33(a)	415	400,842
Medtronic, Inc.
4.38%, 03/15/35	780	735,250
4.63%, 03/15/45(a)	422	363,952
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	225	211,814
2.00%, 10/15/31	460	400,243
2.60%, 10/01/29	395	370,832
2.80%, 10/15/41	466	328,897
4.10%, 08/15/47	210	165,445
4.20%, 03/01/31	285	277,061
4.22%, 02/12/31	150	145,981
4.47%, 10/07/32	295	286,548
4.55%, 06/15/33	235	227,630
4.79%, 10/07/35	340	327,120
4.80%, 11/21/27(a)	200	201,049
4.89%, 10/07/37	295	282,603
4.90%, 02/12/36(a)	350	338,347
4.95%, 11/21/32(a)	245	244,708
4.98%, 08/10/30	295	296,772
5.00%, 01/31/29(a)	365	368,314
5.09%, 08/10/33	325	324,047
5.20%, 01/31/34	105	105,166
5.40%, 08/10/43(a)	270	256,506
5.55%, 02/12/46	150	142,363
		17,714,838
Health Care - Services — 2.4%
Ascension Health
3.95%, 11/15/46	587	452,550
Series 2025, 4.92%, 11/15/35	25	24,237
Series B, 2.53%, 11/15/29(a)	452	422,162
Series B, 3.11%, 11/15/39	360	276,006
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	40	27,280
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	174	127,077

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	$310	$187,805
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	175	104,327
CommonSpirit Health
2.78%, 10/01/30	215	197,014
3.35%, 10/01/29	400	381,604
3.82%, 10/01/49(a)	262	187,163
3.91%, 10/01/50	231	164,607
4.19%, 10/01/49	385	288,735
4.35%, 11/01/42	330	277,209
5.21%, 12/01/31	305	305,177
5.32%, 12/01/34	250	245,767
6.07%, 11/01/27(a)	175	177,775
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	180	119,598
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	200	152,908
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	170	118,718
Series 2020, 2.88%, 09/01/50	175	105,834
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	190	136,994
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	236	179,959
Kaiser Foundation Hospitals
4.15%, 05/01/47	493	388,855
4.88%, 04/01/42(a)	205	186,835
Series 2019, 3.27%, 11/01/49	330	219,010
Series 2021, 2.81%, 06/01/41	625	447,133
Series 2021, 3.00%, 06/01/51	475	294,521
Mass General Brigham, Inc., Series 2020, 3.34%, 07/01/60	244	150,766
Mayo Clinic, Series 2021, 3.20%, 11/15/61	235	142,325
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	118,283
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	190	111,334
New York and Presbyterian Hospital(The)
4.02%, 08/01/45	216	171,425
Series 2019, 3.95%	105	68,544
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	155	117,889
4.26%, 11/01/47	298	232,242
Novant Health, Inc., 3.17%, 11/01/51	241	151,561
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	195	196,645
Series 19A, 2.53%, 10/01/29	258	240,245
Series 21A, 2.70%, 10/01/51	260	146,173
Stanford Health Care, Series 2018, 3.80%, 11/15/48	180	132,909
Sutter Health
Series 20A, 2.29%, 08/15/30	195	176,508
Series 20A, 3.36%, 08/15/50(a)	89	59,492
Toledo Hospital (The), 5.75%, 11/15/38(a)	176	174,829
UnitedHealth Group, Inc.
2.00%, 05/15/30	560	505,451
2.30%, 05/15/31	402	357,126
2.75%, 05/15/40	312	224,162
2.88%, 08/15/29	260	246,832
2.90%, 05/15/50	490	297,248
Security	Par (000)	Value
Health Care - Services (continued)
2.95%, 10/15/27	$446	$438,460
3.05%, 05/15/41	463	338,841
3.13%, 05/15/60	380	217,018
3.25%, 05/15/51	682	435,065
3.50%, 08/15/39	386	309,376
3.70%, 08/15/49	462	324,441
3.75%, 10/15/47	354	255,431
3.85%, 06/15/28	344	339,834
3.88%, 12/15/28	239	235,262
3.88%, 08/15/59	450	304,253
3.95%, 10/15/42	233	185,062
4.00%, 05/15/29	275	270,376
4.20%, 05/15/32	490	470,895
4.20%, 01/15/47	287	223,583
4.25%, 01/15/29	345	342,048
4.25%, 03/15/43	295	241,855
4.25%, 04/15/47	268	209,780
4.25%, 06/15/48	431	334,693
4.38%, 03/15/42	160	134,719
4.40%, 06/15/28	200	199,521
4.45%, 12/15/48	383	305,852
4.50%, 04/15/33	490	471,244
4.63%, 07/15/35	307	291,546
4.63%, 11/15/41	209	183,380
4.65%, 01/15/31	232	229,988
4.75%, 07/15/45	675	575,562
4.75%, 05/15/52	715	587,581
4.80%, 01/15/30	325	325,314
4.90%, 04/15/31	373	373,276
4.95%, 01/15/32	510	509,335
4.95%, 05/15/62	95	77,188
5.00%, 04/15/34	386	379,152
5.05%, 04/15/53	670	574,303
5.15%, 07/15/34	618	612,902
5.20%, 04/15/63	541	459,043
5.25%, 02/15/28(a)	550	556,211
5.30%, 02/15/30	470	477,227
5.30%, 06/15/35(a)	272	272,062
5.35%, 02/15/33	725	732,792
5.38%, 04/15/54	615	551,054
5.50%, 07/15/44	535	504,936
5.50%, 04/15/64	409	363,339
5.63%, 07/15/54	915	851,702
5.75%, 07/15/64	663	613,221
5.80%, 03/15/36	284	292,975
5.88%, 02/15/53	630	606,450
5.95%, 06/15/55(a)	235	230,377
6.05%, 02/15/63	528	512,078
6.50%, 06/15/37	197	212,042
6.63%, 11/15/37	254	277,546
6.88%, 02/15/38	405	449,592
UPMC, 5.04%, 05/15/33	235	232,558
		29,721,190
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	165	158,999
4.85%, 10/15/30	180	179,201
5.00%, 10/15/34	215	208,769
5.50%, 10/15/35	220	219,840

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
NVR, Inc., 3.00%, 05/15/30	$300	$279,086
		1,045,895
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27	270	260,816
2.00%, 11/02/31(a)	210	183,077
2.88%, 02/07/50	216	133,791
3.10%, 03/26/30	330	311,735
3.20%, 04/25/29	210	202,183
3.20%, 07/30/46	114	77,417
3.95%, 11/01/28	220	217,516
6.63%, 08/01/37(a)	346	384,005
		1,770,540
Insurance — 2.4%
Aflac, Inc.
3.60%, 04/01/30	404	387,016
4.75%, 01/15/49(a)	153	129,095
5.15%, 05/14/36	170	166,308
Alleghany Corp.
3.25%, 08/15/51	140	88,407
3.63%, 05/15/30	265	253,829
American International Group, Inc.
3.88%, 01/15/35	240	216,010
4.38%, 06/30/50(a)	703	554,735
4.50%, 07/16/44	80	66,970
4.75%, 04/01/48	95	79,919
4.85%, 05/07/30	180	179,787
5.13%, 03/27/33	265	263,017
5.45%, 05/07/35	145	144,995
Arch Capital Group Ltd.
3.64%, 06/30/50	350	242,844
5.25%, 06/15/36	120	117,280
5.95%, 06/15/56	470	452,947
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	177	156,129
1.85%, 03/12/30	360	327,392
2.50%, 01/15/51(a)	285	158,466
2.85%, 10/15/50	395	237,361
2.88%, 03/15/32	365	333,465
3.85%, 03/15/52	720	518,289
4.20%, 08/15/48	836	651,056
4.25%, 01/15/49	682	534,705
4.30%, 05/15/43	131	110,966
4.40%, 05/15/42	245	210,016
5.75%, 01/15/40	352	366,825
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	307	267,254
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	355	309,157
2.85%, 12/15/51(a)	190	114,525
3.05%, 12/15/61	250	143,240
4.35%, 11/03/45	445	365,269
4.65%, 08/15/29	195	194,615
4.90%, 08/15/35	470	453,967
5.00%, 03/15/34	610	601,619
5.30%, 05/20/36	240	237,753
6.00%, 05/11/37	247	257,373
Series 1, 6.50%, 05/15/38	245	266,939
Globe Life, Inc., 4.55%, 09/15/28	20	19,922
Hartford Insurance Group, Inc.
2.80%, 08/19/29	175	164,989
Security	Par (000)	Value
Insurance (continued)
2.90%, 09/15/51	$270	$160,503
3.60%, 08/19/49	275	190,151
4.40%, 03/15/48	100	79,808
Loews Corp.
3.20%, 05/15/30	214	201,551
4.13%, 05/15/43	136	109,448
4.94%, 04/01/36(a)	170	162,282
Manulife Financial Corp.
3.70%, 03/16/32(a)	596	559,889
4.99%, 12/11/35	215	207,256
5.38%, 03/04/46	222	205,702
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	240	215,586
4.20%, 03/01/48	185	142,626
4.35%, 01/30/47(a)	203	161,080
4.38%, 03/15/29	434	430,425
4.55%, 11/08/27	275	274,955
4.65%, 03/15/30	415	412,215
4.75%, 03/15/39	144	132,459
4.85%, 11/15/31	460	456,053
4.90%, 03/15/49	407	345,589
4.95%, 03/15/36	188	181,157
5.00%, 03/15/35	590	573,643
5.15%, 03/15/34	185	183,144
5.35%, 11/15/44	200	184,708
5.40%, 09/15/33(a)	190	191,994
5.40%, 03/15/55	325	292,508
5.45%, 03/15/53	230	208,934
5.45%, 03/15/54	200	181,622
5.70%, 09/15/53	315	296,000
5.75%, 11/01/32	120	123,848
6.25%, 11/01/52	190	192,103
MetLife, Inc.
4.05%, 03/01/45	400	313,152
4.13%, 08/13/42	235	190,491
4.55%, 03/23/30(a)	465	461,952
4.60%, 05/13/46	265	221,510
4.88%, 11/13/43	383	338,861
5.00%, 07/15/52	353	302,618
5.25%, 01/15/54(a)	170	151,390
5.30%, 12/15/34(a)	340	339,601
5.38%, 07/15/33(a)	330	334,794
5.70%, 06/15/35	326	332,546
5.88%, 02/06/41	375	376,837
6.38%, 06/15/34	184	195,911
6.50%, 12/15/32	221	237,886
PartnerRe Finance B LLC, 3.70%, 07/02/29	160	154,630
Principal Financial Group, Inc.
2.13%, 06/15/30	246	221,336
3.70%, 05/15/29	115	111,694
6.05%, 10/15/36	325	337,548
Progressive Corp.(The)
3.00%, 03/15/32	200	180,716
3.20%, 03/26/30	299	282,776
3.70%, 03/15/52	188	131,293
3.95%, 03/26/50	98	72,624
4.00%, 03/01/29	149	146,779
4.13%, 04/15/47	323	250,485
4.20%, 03/15/48	165	128,992
4.60%, 03/26/31(a)	115	113,432
4.95%, 06/15/33(a)	215	213,247

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.15%, 03/26/36(a)	$305	$298,568
Prudential Financial, Inc.
2.10%, 03/10/30(a)	192	175,628
3.00%, 03/10/40	66	48,975
3.70%, 03/13/51(a)	577	399,706
3.91%, 12/07/47	208	152,295
3.94%, 12/07/49	353	255,594
4.35%, 02/25/50	308	239,486
4.60%, 05/15/44	228	191,884
5.20%, 03/14/35(a)	220	216,912
5.70%, 12/14/36(a)	419	424,455
Prudential Funding Asia PLC, 3.13%, 04/14/30	328	308,622
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	190	191,501
5.80%, 04/01/35	190	191,159
Travelers Companies, Inc.(The)
2.55%, 04/27/50	175	99,291
3.05%, 06/08/51	270	167,577
3.75%, 05/15/46	233	172,944
4.00%, 05/30/47	302	230,492
4.05%, 03/07/48	239	182,655
4.10%, 03/04/49	140	107,016
4.60%, 08/01/43	70	60,187
4.95%, 07/24/31	45	44,965
5.05%, 07/24/35	155	151,465
5.35%, 11/01/40(a)	319	308,732
5.45%, 05/25/53	100	91,894
5.70%, 07/24/55(a)	265	253,164
6.25%, 06/15/37	344	365,452
Travelers Property Casualty Corp., 6.38%, 03/15/33	208	223,439
		29,098,849
Internet — 6.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	495	443,025
2.70%, 02/09/41	375	267,393
3.15%, 02/09/51	566	358,502
3.25%, 02/09/61	325	193,865
3.40%, 12/06/27	735	724,460
4.00%, 12/06/37(a)	510	449,366
4.20%, 12/06/47	390	305,462
4.40%, 12/06/57(a)	305	234,733
4.50%, 11/28/34	200	190,562
4.88%, 05/26/30(a)	315	316,790
5.25%, 05/26/35(a)	310	310,825
Alphabet, Inc.
0.80%, 08/15/27	110	106,290
1.10%, 08/15/30	727	631,751
1.90%, 08/15/40(a)	335	214,587
2.05%, 08/15/50	892	441,740
2.25%, 08/15/60	450	206,733
3.70%, 02/15/29	790	773,668
3.88%, 11/15/28	260	256,491
4.00%, 05/15/30	200	195,050
4.10%, 11/15/30	835	811,499
4.10%, 02/15/31(a)	1,050	1,018,107
4.38%, 11/15/32	465	449,573
4.40%, 02/15/33	880	843,765
4.50%, 05/15/35	535	509,007
4.70%, 11/15/35	900	857,024
4.80%, 02/15/36(a)	1,565	1,494,479
Security	Par (000)	Value
Internet (continued)
5.25%, 05/15/55	$497	$431,194
5.30%, 05/15/65	565	477,499
5.35%, 11/15/45	615	562,605
5.45%, 11/15/55	1,358	1,209,411
5.50%, 02/15/46(a)	410	380,675
5.65%, 02/15/56(a)	1,360	1,253,582
5.70%, 11/15/75	983	870,585
5.75%, 02/15/66	605	548,176
Amazon.com, Inc.
1.50%, 06/03/30	731	646,309
1.65%, 05/12/28	677	644,583
2.10%, 05/12/31	929	816,724
2.50%, 06/03/50	891	477,577
2.70%, 06/03/60(a)	721	361,966
2.88%, 05/12/41	627	441,578
3.10%, 05/12/51	1,135	685,138
3.15%, 08/22/27	512	506,185
3.25%, 05/12/61	355	200,505
3.45%, 04/13/29	460	445,776
3.60%, 04/13/32	1,040	968,110
3.85%, 03/13/28	1,010	1,000,512
3.88%, 08/22/37	979	847,976
3.90%, 11/20/28	780	768,720
3.95%, 04/13/52	900	630,238
4.00%, 03/13/29	955	939,142
4.05%, 08/22/47	1,257	934,001
4.10%, 11/20/30	905	876,933
4.10%, 04/13/62(a)	445	303,086
4.25%, 03/13/31	1,740	1,687,959
4.25%, 08/22/57	807	582,095
4.35%, 03/20/33	600	572,530
4.55%, 12/01/27	550	551,221
4.55%, 03/13/33	715	689,969
4.60%, 07/09/29	1,225	1,220,836
4.65%, 12/01/29	455	454,614
4.65%, 11/20/35	1,040	979,977
4.70%, 12/01/32	990	975,293
4.80%, 07/09/31	1,225	1,213,568
4.80%, 12/05/34	329	319,742
4.88%, 03/13/36	1,977	1,888,144
4.95%, 12/05/44(a)	692	612,388
5.10%, 07/09/33	650	643,785
5.30%, 07/09/36	1,225	1,203,067
5.45%, 11/20/55	1,120	982,950
5.55%, 11/20/65	706	610,125
5.65%, 03/13/46	708	661,367
5.80%, 03/13/56	1,919	1,767,143
5.95%, 03/13/66	1,075	987,508
6.00%, 07/09/46	900	875,318
6.05%, 03/13/76	1,070	989,325
6.10%, 07/09/56(a)	1,225	1,175,097
6.25%, 07/09/66	650	622,445
Baidu, Inc.
2.38%, 08/23/31	270	241,340
4.38%, 03/29/28	35	34,853
Booking Holdings, Inc.
3.55%, 03/15/28	155	152,537
5.38%, 05/07/36	115	113,168
Meta Platforms, Inc.
3.50%, 08/15/27	625	619,932
3.85%, 08/15/32(a)	1,010	935,620

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.20%, 11/15/30	$1,235	$1,196,927
4.30%, 08/15/29	580	574,550
4.45%, 08/15/52(a)	945	672,242
4.55%, 05/15/31	985	961,034
4.55%, 08/15/31	275	268,121
4.60%, 05/15/28	455	455,843
4.60%, 11/15/32	1,328	1,278,488
4.65%, 08/15/62	525	365,061
4.75%, 08/15/34	1,140	1,084,634
4.80%, 05/15/30	500	499,149
4.88%, 05/15/33	620	601,475
4.88%, 11/15/35	2,631	2,467,131
4.95%, 05/15/33	489	477,881
5.25%, 05/15/36(a)	1,145	1,097,756
5.40%, 08/15/54	1,097	890,860
5.50%, 11/15/45	1,525	1,320,114
5.55%, 08/15/64	953	760,812
5.60%, 05/15/53	855	714,959
5.63%, 11/15/55	2,183	1,827,551
5.75%, 05/15/63	625	517,475
5.75%, 11/15/65	1,545	1,274,468
6.20%, 05/15/46	1,015	953,841
6.30%, 05/15/56	2,025	1,857,482
6.45%, 05/15/66	1,370	1,254,104
Netflix, Inc.
4.88%, 04/15/28	120	120,630
4.90%, 08/15/34(a)	60	58,781
5.25%, 08/15/36	255	251,337
5.40%, 08/15/54(a)	330	302,199
5.88%, 11/15/28	460	472,474
6.38%, 05/15/29	319	333,029
Tencent Music Entertainment Group, 2.00%, 09/03/30	195	174,419
		80,282,276
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	216	199,721
3.13%, 04/01/32	140	127,404
3.85%, 04/01/52	215	155,762
3.95%, 05/01/28(a)	330	326,677
4.65%, 06/01/30	220	218,525
5.10%, 06/01/35(a)	125	123,308
6.40%, 12/01/37	125	134,217
		1,285,614
Machinery — 1.3%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	284	274,103
3.60%, 08/12/27	225	223,456
3.70%, 01/10/28	150	148,565
3.75%, 02/23/29	210	205,759
3.95%, 11/14/28(a)	335	331,054
4.15%, 01/08/31	225	219,600
4.38%, 08/16/29(a)	180	178,710
4.40%, 10/15/27	210	210,059
4.60%, 11/15/27	310	310,809
4.70%, 11/15/29	360	360,973
4.85%, 02/27/29	285	287,388
Series K, 4.10%, 08/15/28(a)	225	223,457
Series L, 4.20%, 05/15/28	205	204,054
Series L, 4.30%, 05/15/29	275	272,921
Security	Par (000)	Value
Machinery (continued)
Series L, 4.50%, 05/15/31	$210	$206,980
Caterpillar, Inc.
1.90%, 03/12/31(a)	100	88,337
2.60%, 09/19/29	226	213,006
2.60%, 04/09/30	331	307,882
3.25%, 09/19/49	300	200,905
3.25%, 04/09/50(a)	399	268,042
3.80%, 08/15/42	642	513,306
4.30%, 05/15/44	135	112,755
4.75%, 05/15/64(a)	295	245,831
5.20%, 05/15/35(a)	455	455,484
5.20%, 05/27/41	269	261,437
Deere & Co.
2.88%, 09/07/49(a)	195	122,264
3.10%, 04/15/30	253	239,055
3.75%, 04/15/50	319	233,201
3.90%, 06/09/42	423	344,504
5.38%, 10/16/29	204	209,059
5.45%, 01/16/35(a)	370	376,128
5.70%, 01/19/55(a)	190	185,540
Deere Funding Canada Corp., 4.15%, 10/09/30	50	48,738
Eaton Capital ULC, 4.45%, 05/09/30	215	212,036
John Deere Capital Corp.
1.45%, 01/15/31(a)	245	212,360
1.50%, 03/06/28	140	133,753
2.00%, 06/17/31	130	114,079
2.45%, 01/09/30	220	204,331
2.80%, 09/08/27(a)	168	165,232
2.80%, 07/18/29	180	171,229
3.35%, 04/18/29	168	162,778
3.45%, 03/07/29	166	161,587
3.90%, 06/07/32(a)	200	190,525
4.15%, 09/15/27	305	304,418
4.35%, 09/15/32	154	149,945
4.38%, 10/15/30	205	201,970
4.40%, 09/08/31	314	307,968
4.50%, 01/16/29	280	279,595
4.65%, 01/07/28	130	130,414
4.70%, 06/10/30	355	354,642
4.75%, 01/20/28(a)	320	321,618
4.85%, 06/11/29	235	236,747
4.90%, 03/03/28	130	130,988
4.90%, 03/07/31	310	311,170
4.95%, 07/14/28	415	419,251
5.10%, 04/11/34	340	339,183
5.15%, 09/08/33(a)	334	335,934
Series 1, 5.05%, 06/12/34	305	302,737
Series I, 3.90%, 03/09/29	195	191,778
Series I, 4.13%, 01/18/29	140	138,774
Series I, 4.20%, 03/10/31	150	146,165
Series I, 4.25%, 06/05/28	315	313,992
Series I, 4.38%, 04/15/31	210	205,773
Series I, 4.55%, 06/05/30	205	203,721
Rockwell Automation, Inc., 4.20%, 03/01/49(a)	195	154,773
		15,292,828
Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29	325	303,623
2.88%, 10/15/27	230	225,659
3.05%, 04/15/30	165	154,794
3.13%, 09/19/46(a)	120	78,891

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
3.25%, 08/26/49	$360	$234,086
3.38%, 03/01/29	275	266,199
3.63%, 09/14/28	250	245,474
3.63%, 10/15/47	155	109,221
3.70%, 04/15/50	205	143,727
4.00%, 09/14/48	400	299,333
4.80%, 03/15/30	145	144,929
5.15%, 03/15/35(a)	210	207,543
5.70%, 03/15/37(a)	231	235,298
Eaton Corp.
3.10%, 09/15/27	310	305,693
3.85%, 03/06/28	405	400,668
3.95%, 03/06/29	405	397,824
4.00%, 11/02/32	300	286,066
4.15%, 03/15/33(a)	310	294,970
4.15%, 11/02/42	260	214,948
4.20%, 03/06/31	375	363,781
4.35%, 05/18/28(a)	225	224,545
4.50%, 03/06/33	445	429,606
4.70%, 08/23/52(a)	217	183,009
4.80%, 03/06/36	725	695,133
5.45%, 03/06/56	325	301,856
Illinois Tool Works, Inc.
3.90%, 09/01/42	400	320,873
4.88%, 09/15/41	190	173,923
Parker-Hannifin Corp.
3.25%, 06/14/29	325	312,220
4.00%, 06/14/49	300	227,196
4.10%, 03/01/47	180	140,763
4.20%, 11/21/34	235	219,024
4.25%, 09/15/27	425	423,981
4.45%, 11/21/44	150	125,565
4.50%, 09/15/29	320	317,799
		9,008,220
Media — 2.1%
Comcast Corp.
1.50%, 02/15/31(a)	665	567,554
1.95%, 01/15/31(a)	460	401,751
2.45%, 08/15/52(a)	466	222,079
2.65%, 02/01/30	625	576,415
2.65%, 08/15/62(a)	385	173,166
2.80%, 01/15/51(a)	555	292,137
2.89%, 11/01/51(a)	1,645	870,349
2.94%, 11/01/56	1,978	998,256
2.99%, 11/01/63	1,312	635,673
3.20%, 07/15/36(a)	308	248,876
3.25%, 11/01/39	435	316,193
3.40%, 04/01/30	534	503,155
3.40%, 07/15/46(a)	637	403,615
3.45%, 02/01/50	588	355,140
3.75%, 04/01/40	604	464,070
3.90%, 03/01/38	621	506,888
3.97%, 11/01/47	502	339,426
4.00%, 08/15/47	261	178,513
4.00%, 03/01/48	254	172,729
4.00%, 11/01/49	655	437,235
4.05%, 11/01/52	318	210,424
4.20%, 08/15/34	273	247,252
4.25%, 10/15/30(a)	574	555,512
4.25%, 01/15/33	565	528,167
4.40%, 08/15/35	261	235,637
Security	Par (000)	Value
Media (continued)
4.60%, 10/15/38	$196	$170,502
4.60%, 08/15/45	222	171,422
4.65%, 02/15/33	760	726,333
4.65%, 07/15/42	204	163,940
4.70%, 10/15/48	643	485,503
4.80%, 05/15/33	335	322,151
4.95%, 05/15/32	139	137,082
4.95%, 10/15/58	333	248,528
5.17%, 01/15/37(a)(b)	565	526,295
5.30%, 06/01/34(a)	490	480,829
5.30%, 05/15/35	290	283,013
5.35%, 05/15/53(a)	525	426,953
5.50%, 11/15/32(a)	295	299,263
5.50%, 05/15/64(a)	455	364,583
5.65%, 06/15/35	161	160,001
5.65%, 06/01/54(a)	377	319,892
6.05%, 05/15/55(a)	313	282,858
6.45%, 03/15/37	335	345,307
6.50%, 11/15/35	235	246,851
7.05%, 03/15/33(a)	225	244,839
NBCUniversal Media LLC, 4.45%, 01/15/43	176	150,793
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	134	87,478
3.70%, 12/01/42	130	99,660
4.13%, 06/01/44	522	415,994
Series B, 7.00%, 03/01/32	180	197,878
Series E, 4.13%, 12/01/41	161	133,615
Walt Disney Co.(The)
2.00%, 09/01/29	758	701,692
2.20%, 01/13/28	250	242,464
2.65%, 01/13/31(a)	890	815,535
2.75%, 09/01/49	412	243,491
3.50%, 05/13/40	793	631,036
3.60%, 01/13/51	766	529,947
3.75%, 03/14/29	250	245,006
3.80%, 03/22/30	549	532,716
3.80%, 05/13/60(a)	372	254,845
4.00%, 03/14/31	625	604,960
4.63%, 03/14/36	270	256,232
4.63%, 03/23/40(a)	445	403,350
4.70%, 03/23/50	540	449,548
4.75%, 09/15/44(a)	165	142,258
5.40%, 10/01/43	181	171,226
6.15%, 02/15/41	380	394,879
6.20%, 12/15/34	252	268,930
6.40%, 12/15/35	265	286,849
6.65%, 11/15/37	508	555,664
		25,662,403
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	165	131,263
Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	135	112,234
4.75%, 02/28/28	590	592,098
4.90%, 02/28/33	210	207,116
5.00%, 02/21/30	270	271,344
5.00%, 02/15/36	125	122,086
5.00%, 09/30/43	899	814,741
5.10%, 09/08/28	420	424,066
5.13%, 02/21/32	210	210,880

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/30	$250	$253,422
5.25%, 09/08/33	415	416,398
5.30%, 02/21/35(a)	405	404,091
5.50%, 09/08/53(a)	330	310,079
5.75%, 09/05/55	365	352,532
Newmont Corp.
2.60%, 07/15/32	35	31,043
4.88%, 03/15/42	130	118,672
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	400	401,831
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	205	215,181
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	402	234,567
5.20%, 11/02/40	542	518,258
7.13%, 07/15/28	232	242,872
Rio Tinto Finance USA PLC
4.13%, 08/21/42	226	185,543
4.50%, 03/14/28	435	435,402
4.75%, 03/22/42	124	110,697
4.88%, 03/14/30	595	595,775
5.00%, 03/14/32	414	413,922
5.00%, 03/09/33	175	173,790
5.13%, 03/09/53(a)	475	418,605
5.25%, 03/14/35(a)	470	467,918
5.75%, 03/14/55	536	515,893
5.88%, 03/14/65	232	223,548
		9,794,604
Oil & Gas — 3.1%
BP Capital Markets America, Inc.
1.75%, 08/10/30	295	262,386
2.72%, 01/12/32	740	659,531
2.77%, 11/10/50	605	354,940
2.94%, 06/04/51	842	508,707
3.00%, 02/24/50	462	285,898
3.00%, 03/17/52	540	328,465
3.06%, 06/17/41	600	438,272
3.38%, 02/08/61	538	329,058
3.63%, 04/06/30	472	453,404
3.94%, 09/21/28	270	266,390
4.23%, 11/06/28	558	553,279
4.70%, 04/10/29	480	480,563
4.81%, 02/13/33	805	788,665
4.87%, 11/25/29	185	185,702
4.89%, 09/11/33	410	402,197
4.97%, 10/17/29	200	201,375
4.99%, 04/10/34	335	329,631
5.02%, 11/17/27	300	302,128
5.23%, 11/17/34	660	659,586
BP Capital Markets PLC
3.28%, 09/19/27	454	448,698
3.72%, 11/28/28	279	273,528
Chevron Corp.
2.24%, 05/11/30(a)	499	456,627
3.08%, 05/11/50(a)	452	288,640
Chevron USA, Inc.
1.02%, 08/12/27	233	225,505
2.34%, 08/12/50	212	115,290
3.85%, 01/15/28	150	148,918
3.95%, 08/13/27	155	154,567
4.05%, 08/13/28	370	367,891
4.30%, 10/15/30(a)	444	438,009
Security	Par (000)	Value
Oil & Gas (continued)
4.48%, 02/26/28	$255	$255,294
4.50%, 10/15/32	430	422,869
4.69%, 04/15/30	309	309,090
4.82%, 04/15/32	240	239,723
4.85%, 10/15/35(a)	239	233,577
4.98%, 04/15/35(a)	220	217,668
ConocoPhillips, 5.90%, 10/15/32	251	263,862
ConocoPhillips Co.
3.76%, 03/15/42	359	279,939
3.80%, 03/15/52	273	191,218
4.03%, 03/15/62	600	413,724
4.30%, 11/15/44	283	229,260
4.70%, 01/15/30	384	382,866
4.85%, 01/15/32	201	200,576
5.00%, 01/15/35	345	337,973
5.05%, 09/15/33	305	304,750
5.30%, 05/15/53	430	381,272
5.50%, 01/15/55(a)	378	345,467
5.55%, 03/15/54	355	327,113
5.65%, 01/15/65	185	169,287
5.70%, 09/15/63	240	221,112
6.50%, 02/01/39	690	746,275
6.95%, 04/15/29	277	292,834
EOG Resources, Inc.
3.90%, 04/01/35	144	129,320
4.38%, 04/15/30	182	179,380
4.40%, 07/15/28	125	124,628
4.40%, 01/15/31	295	289,219
4.95%, 04/15/50(a)	295	251,321
5.00%, 07/15/32	550	548,224
5.35%, 01/15/36	385	382,042
5.65%, 12/01/54(a)	325	303,625
5.95%, 07/15/55	285	277,616
Exxon Mobil Corp.
2.44%, 08/16/29(a)	424	399,078
2.61%, 10/15/30	627	578,602
3.00%, 08/16/39	232	178,701
3.10%, 08/16/49	555	357,929
3.45%, 04/15/51(a)	993	674,360
3.48%, 03/19/30	691	664,696
3.57%, 03/06/45	330	244,596
4.11%, 03/01/46	774	614,187
4.23%, 03/19/40(a)	618	542,499
4.33%, 03/19/50	940	748,451
Hess Corp.
5.60%, 02/15/41	675	664,284
5.80%, 04/01/47	25	24,299
6.00%, 01/15/40	100	102,674
7.13%, 03/15/33	180	199,838
7.30%, 08/15/31	325	358,028
Shell Finance U.S., Inc.
2.38%, 11/07/29	369	344,048
2.75%, 04/06/30	397	370,079
3.25%, 04/06/50(a)	535	352,678
3.75%, 09/12/46	333	246,267
4.00%, 05/10/46	545	418,441
4.13%, 11/06/30	365	356,146
4.13%, 05/11/35	249	230,828
4.38%, 05/11/45	902	736,625
4.55%, 08/12/43	393	334,046
4.75%, 01/06/36	328	315,288

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance US, Inc.
3.00%, 11/26/51	$395	$243,504
3.13%, 11/07/49	427	273,178
3.88%, 11/13/28	474	467,847
5.13%, 10/15/41	30	27,964
5.50%, 03/25/40	438	431,847
6.38%, 12/15/38	945	1,005,846
Shell International Finance BV
2.88%, 11/26/41	255	180,498
3.63%, 08/21/42	103	78,994
4.38%, 05/11/45	200	163,034
6.38%, 12/15/38(a)	50	53,557
TotalEnergies Capital International SA
2.83%, 01/10/30	739	694,955
2.99%, 06/29/41	252	182,944
3.13%, 05/29/50	766	485,035
3.39%, 06/29/60	256	158,324
3.46%, 02/19/29	440	428,385
3.46%, 07/12/49	311	211,416
TotalEnergies Capital SA
3.88%, 10/11/28	278	274,991
4.72%, 09/10/34	530	515,081
5.15%, 04/05/34	423	422,437
5.28%, 09/10/54	399	356,046
5.43%, 09/10/64	405	360,259
5.49%, 04/05/54(a)	643	592,478
5.64%, 04/05/64	423	389,800
TotalEnergies Capital USA LLC
4.25%, 01/13/31	290	283,237
4.57%, 01/13/33	205	198,807
		38,496,106
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	444	413,784
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	168	159,728
3.34%, 12/15/27	312	307,267
4.05%, 03/11/29	165	162,213
4.08%, 12/15/47	519	395,407
4.35%, 06/15/31	355	344,966
4.49%, 05/01/30	223	220,034
4.65%, 06/15/33	232	223,691
5.00%, 06/15/36	618	593,382
5.85%, 06/15/56	670	633,170
Schlumberger Investment SA
4.55%, 05/07/31	20	19,710
4.80%, 05/07/33	10	9,822
5.15%, 05/07/36	250	244,386
		3,727,560
Pharmaceuticals — 7.7%
AbbVie, Inc.
3.20%, 11/21/29	1,805	1,720,565
3.78%, 03/03/28	345	341,222
4.05%, 11/21/39	1,205	1,029,854
4.13%, 03/15/31	380	368,449
4.25%, 11/14/28	485	481,973
4.25%, 11/21/49	1,975	1,537,391
4.30%, 05/14/36	355	327,896
4.40%, 03/15/33	425	409,498
4.40%, 11/06/42	760	643,389
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/14/46	$700	$574,736
4.50%, 05/14/35	826	780,311
4.55%, 03/15/35	570	541,082
4.65%, 03/15/28	295	295,788
4.70%, 05/14/45	950	813,469
4.75%, 03/15/36	495	473,655
4.75%, 03/15/45	345	297,199
4.80%, 03/15/29	670	672,173
4.85%, 06/15/44	369	324,167
4.88%, 03/15/30	420	421,319
4.88%, 11/14/48	590	506,516
4.95%, 03/15/31	720	723,109
5.05%, 03/15/34	1,055	1,046,553
5.20%, 03/15/35	280	278,921
5.35%, 03/15/44	310	291,295
5.40%, 03/15/54	1,035	947,460
5.50%, 03/15/64	550	499,957
5.55%, 03/15/56	415	387,300
5.60%, 03/15/55	300	282,409
5.65%, 03/15/66	155	144,161
Astrazeneca Finance LLC
1.75%, 05/28/28	380	362,361
2.25%, 05/28/31	270	239,991
4.00%, 03/02/31	210	203,026
4.30%, 03/02/33	255	244,550
4.60%, 03/02/36	205	194,447
4.85%, 02/26/29(a)	345	347,147
4.88%, 03/03/28	335	337,202
4.88%, 03/03/33	200	198,385
4.90%, 03/03/30	240	241,517
4.90%, 02/26/31	355	356,333
5.00%, 02/26/34	575	569,844
AstraZeneca PLC
1.38%, 08/06/30	460	403,571
2.13%, 08/06/50	95	50,012
3.00%, 05/28/51(a)	285	180,280
4.00%, 01/17/29	260	256,647
4.00%, 09/18/42	305	249,179
4.38%, 11/16/45	400	334,766
4.38%, 08/17/48	205	168,305
6.45%, 09/15/37	956	1,035,904
Bristol-Myers Squibb Co.
1.13%, 11/13/27	280	269,027
1.45%, 11/13/30(a)	460	402,148
2.35%, 11/13/40	177	120,642
2.55%, 11/13/50	528	293,469
2.95%, 03/15/32	700	632,720
3.25%, 08/01/42	140	102,209
3.40%, 07/26/29	388	375,371
3.45%, 11/15/27	133	131,475
3.55%, 03/15/42	380	291,309
3.70%, 03/15/52	675	468,832
3.90%, 03/15/62	325	221,703
4.13%, 06/15/39	575	498,637
4.25%, 10/26/49	1,222	945,277
4.35%, 11/15/47	435	346,488
4.55%, 02/20/48	409	334,098
4.63%, 05/15/44	222	189,831
4.90%, 02/22/29	20	20,183
5.00%, 08/15/45	248	219,357
5.10%, 02/22/31	499	504,344

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.20%, 02/22/34(a)	$840	$843,030
5.50%, 02/22/44	175	167,378
5.55%, 02/22/54	935	869,358
5.75%, 02/01/31	280	290,172
5.90%, 11/15/33(a)	239	249,725
Eli Lilly & Co.
2.25%, 05/15/50	369	199,026
2.50%, 09/15/60	363	184,277
3.38%, 03/15/29	371	360,554
3.95%, 03/15/49	356	269,876
4.00%, 10/15/28	395	391,598
4.15%, 08/14/27	273	272,672
4.15%, 05/20/29	170	168,312
4.15%, 03/15/59	273	202,586
4.20%, 08/14/29	445	440,638
4.25%, 03/15/31	285	279,234
4.38%, 05/20/31	514	504,754
4.50%, 02/09/29	360	360,362
4.55%, 02/12/28(a)	285	285,717
4.55%, 10/15/32	420	412,613
4.60%, 08/14/34	405	392,021
4.65%, 05/20/33	345	337,975
4.70%, 02/27/33(a)	350	345,532
4.70%, 02/09/34	579	565,788
4.75%, 02/12/30	480	481,342
4.85%, 05/20/36	430	416,035
4.88%, 02/27/53	285	244,792
4.90%, 02/12/32	435	436,406
4.90%, 10/15/35	400	391,241
4.95%, 02/27/63	172	144,502
5.00%, 02/09/54	520	454,600
5.05%, 08/14/54	475	417,773
5.10%, 02/12/35	465	463,720
5.10%, 02/09/64	550	474,430
5.20%, 08/14/64	275	240,854
5.50%, 02/12/55	470	441,950
5.55%, 10/15/55(a)	365	345,879
5.60%, 05/20/56	545	519,365
5.60%, 02/12/65	298	278,803
5.65%, 10/15/65	280	264,875
5.70%, 05/20/66	353	335,222
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	360	348,756
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	470	465,834
4.20%, 03/18/43	129	106,629
4.50%, 04/15/30	345	342,712
4.88%, 04/15/35	266	258,350
5.38%, 04/15/34	136	137,770
6.38%, 05/15/38	1,009	1,084,653
Johnson & Johnson
0.95%, 09/01/27(a)	458	442,748
1.30%, 09/01/30	445	391,751
2.10%, 09/01/40	270	183,236
2.25%, 09/01/50(a)	80	43,858
2.45%, 09/01/60	525	267,402
2.90%, 01/15/28	458	449,463
3.40%, 01/15/38	295	250,435
3.50%, 01/15/48	319	230,717
3.55%, 03/01/36	240	213,158
3.63%, 03/03/37	593	521,254
3.70%, 03/01/46	678	520,257
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 03/03/47	$343	$260,366
4.38%, 12/05/33	229	223,536
4.50%, 09/01/40	302	278,473
4.50%, 12/05/43(a)	155	137,873
4.55%, 03/01/28	219	219,894
4.70%, 03/01/30	320	322,017
4.80%, 06/01/29	410	414,645
4.85%, 03/01/32(a)	490	494,952
4.90%, 06/01/31(a)	525	531,701
4.95%, 05/15/33	193	196,087
4.95%, 06/01/34(a)	379	382,610
5.00%, 03/01/35	475	478,199
5.25%, 06/01/54(a)	375	357,929
5.85%, 07/15/38	291	308,506
5.95%, 08/15/37	276	296,126
McKesson Corp.
4.25%, 09/15/29	199	196,137
4.65%, 05/30/30	225	223,422
4.95%, 05/30/32	295	294,224
5.10%, 07/15/33(a)	205	205,011
5.25%, 05/30/35	210	209,381
Mead Johnson Nutrition Co., 4.60%, 06/01/44	175	148,949
Merck & Co., Inc.
1.45%, 06/24/30(a)	345	305,017
1.90%, 12/10/28	293	276,189
2.15%, 12/10/31	740	646,362
2.35%, 06/24/40	401	277,088
2.45%, 06/24/50	425	235,506
2.75%, 12/10/51	721	417,822
2.90%, 12/10/61	474	256,707
3.40%, 03/07/29	557	541,421
3.60%, 09/15/42	114	87,442
3.70%, 02/10/45	620	465,566
3.85%, 09/15/27	225	223,890
3.85%, 03/15/29	120	117,976
3.90%, 03/07/39	402	343,745
4.00%, 03/07/49	557	419,215
4.05%, 05/17/28	130	129,265
4.15%, 09/15/30	350	342,299
4.15%, 03/15/31(a)	300	291,830
4.15%, 05/18/43	493	402,197
4.30%, 05/22/28	275	274,526
4.30%, 05/17/30	260	256,275
4.45%, 12/04/32	385	374,734
4.50%, 05/17/33	555	539,907
4.55%, 09/15/32	405	397,341
4.65%, 05/22/31(a)	235	233,304
4.75%, 12/04/35	360	345,661
4.90%, 05/17/44	195	172,630
4.95%, 05/22/33	285	282,901
4.95%, 09/15/35	675	659,092
5.00%, 05/17/53	555	480,008
5.15%, 05/17/63	355	305,089
5.20%, 05/22/36	510	505,981
5.50%, 03/15/46	170	160,625
5.55%, 12/04/55	535	499,096
5.70%, 09/15/55	425	405,098
5.70%, 12/04/65	360	337,083
5.75%, 05/22/46	205	199,313
5.85%, 05/22/56	240	233,841
6.50%, 12/01/33	243	263,857

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30	$590	$535,736
2.75%, 08/14/50	549	328,926
3.70%, 09/21/42	253	199,771
3.80%, 09/18/29	374	365,249
3.90%, 11/05/28	90	88,861
4.00%, 09/18/31	325	314,339
4.00%, 11/20/45	490	387,621
4.10%, 03/16/29(a)	375	370,642
4.10%, 11/05/30	543	528,665
4.20%, 09/18/34(a)	418	395,012
4.30%, 11/05/32	350	338,293
4.40%, 03/18/31	555	545,606
4.40%, 05/06/44	360	303,473
4.60%, 03/18/33	710	692,978
4.60%, 11/05/35	305	291,671
4.70%, 09/18/54	299	249,488
4.90%, 03/18/36	710	689,882
5.30%, 11/05/55(a)	50	45,826
5.60%, 03/18/46	395	382,005
5.70%, 03/18/56	774	748,694
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	1,264	1,261,290
4.65%, 05/19/30	1,034	1,027,747
4.75%, 05/19/33	1,695	1,654,481
5.11%, 05/19/43	985	899,136
5.30%, 05/19/53	2,043	1,832,949
5.34%, 05/19/63	1,349	1,177,899
Pfizer, Inc.
1.70%, 05/28/30	345	307,951
1.75%, 08/18/31(a)	410	354,196
2.55%, 05/28/40	359	252,315
2.63%, 04/01/30	380	352,511
2.70%, 05/28/50(a)	458	269,318
3.45%, 03/15/29	616	600,031
3.60%, 09/15/28(a)	284	279,330
3.88%, 11/15/27	220	218,697
3.90%, 03/15/39	248	210,505
4.00%, 12/15/36(a)	360	323,123
4.00%, 03/15/49	441	330,839
4.10%, 09/15/38(a)	270	238,194
4.13%, 12/15/46	495	388,232
4.20%, 11/15/30	385	376,417
4.20%, 09/15/48	321	249,593
4.30%, 06/15/43	44	36,371
4.40%, 05/15/44(a)	324	272,095
4.50%, 11/15/32	470	457,876
4.88%, 11/15/35	425	411,633
5.60%, 11/15/55(a)	180	170,761
5.70%, 11/15/65	170	158,118
7.20%, 03/15/39	872	997,152
Pharmacia LLC, 6.60%, 12/01/28	234	244,056
Sanofi SA
3.63%, 06/19/28	668	659,227
4.20%, 11/03/32	285	275,779
Wyeth LLC
5.95%, 04/01/37	656	681,604
6.00%, 02/15/36	161	167,877
6.50%, 02/01/34	232	249,545
		94,581,897
Security	Par (000)	Value
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30	$470	$440,309
3.13%, 07/31/29	325	311,312
3.20%, 02/15/52	395	248,440
3.30%, 02/15/53	400	254,582
3.70%, 01/31/51	350	245,306
3.95%, 01/31/60	289	200,521
4.15%, 10/16/28	395	391,493
4.20%, 01/31/50	450	345,960
4.25%, 02/15/48	465	364,621
4.30%, 06/20/28	110	109,479
4.45%, 02/15/43	400	336,833
4.60%, 01/15/31	430	425,404
4.80%, 02/01/49	455	383,585
4.85%, 01/31/34	298	290,855
4.85%, 08/15/42	295	262,909
4.85%, 03/15/44	420	368,390
4.90%, 05/15/46	365	315,641
4.95%, 02/15/35	125	121,868
5.10%, 02/15/45	405	363,404
5.20%, 01/15/36	415	408,220
5.35%, 01/31/33	394	399,016
5.55%, 02/16/55(a)	476	441,115
5.70%, 02/15/42	250	244,252
5.95%, 02/01/41	270	273,964
6.13%, 10/15/39	205	212,821
6.45%, 09/01/40	300	319,015
Series D, 6.88%, 03/01/33(a)	170	186,038
		8,265,353
Private Equity — 0.1%
Brookfield Finance, Inc., 5.81%, 03/03/55	180	166,023
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	325	308,491
KKR & Co., Inc., 5.10%, 08/07/35(a)	365	347,369
		821,883
Real Estate Investment Trusts — 1.6%
AvalonBay Communities, Inc.
2.05%, 01/15/32	217	187,734
2.30%, 03/01/30	315	288,930
2.45%, 01/15/31	216	195,184
Camden Property Trust
2.80%, 05/15/30	287	266,415
3.15%, 07/01/29(a)	186	178,151
4.90%, 02/28/36(a)	175	167,268
ERP Operating LP
1.85%, 08/01/31(a)	155	134,360
2.50%, 02/15/30	265	244,727
3.00%, 07/01/29	186	177,145
3.50%, 03/01/28	21	20,653
4.50%, 07/01/44	277	232,876
4.65%, 09/15/34(a)	170	162,237
4.95%, 06/15/32	49	48,692
Kimco Realty OP LLC
2.25%, 12/01/31	50	43,700
2.70%, 10/01/30	100	92,131
3.20%, 04/01/32	233	211,910
4.25%, 04/01/45	170	137,594
4.60%, 02/01/33	90	87,119
4.85%, 03/01/35	345	332,035
5.30%, 02/01/36	10	9,926
6.40%, 03/01/34	140	148,898

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.95%, 03/15/29	$300	$294,018
4.65%, 01/15/33(a)	50	48,385
Prologis LP
1.25%, 10/15/30	380	328,143
2.13%, 10/15/50	217	110,508
2.25%, 04/15/30	268	244,521
3.00%, 04/15/50	230	143,829
4.25%, 06/15/31	175	169,979
4.63%, 01/15/33	500	486,619
4.75%, 01/15/31	80	79,686
4.75%, 06/15/33	190	185,313
4.88%, 06/15/28	140	140,867
4.90%, 06/15/36	260	248,566
5.00%, 03/15/34	260	254,471
5.00%, 01/31/35	255	248,170
5.13%, 01/15/34	229	226,591
5.25%, 05/15/35	220	217,505
5.25%, 06/15/53	304	273,871
5.25%, 03/15/54	295	265,479
Public Storage Operating Co.
1.85%, 05/01/28	162	154,860
1.95%, 11/09/28	495	466,693
2.25%, 11/09/31	307	268,919
2.30%, 05/01/31	259	230,529
3.09%, 09/15/27	152	149,892
3.39%, 05/01/29	174	168,363
5.00%, 12/15/35	105	102,028
5.10%, 08/01/33	285	283,728
5.13%, 01/15/29	185	187,292
5.15%, 08/15/36	65	63,289
5.35%, 08/01/53	305	276,933
Realty Income Corp.
2.85%, 12/15/32	235	206,118
3.10%, 12/15/29	181	171,521
3.25%, 06/15/29	255	244,768
3.25%, 01/15/31	316	294,636
3.40%, 01/15/28	100	98,293
3.65%, 01/15/28	170	167,853
3.95%, 08/15/27	190	189,134
4.65%, 03/15/47	71	59,740
4.75%, 04/15/33	275	267,341
4.85%, 03/15/30	245	244,836
4.90%, 07/15/33(a)	255	249,271
5.13%, 02/15/34(a)	260	256,951
5.13%, 04/15/35	182	177,951
5.38%, 09/01/54(a)	155	142,660
5.63%, 10/13/32	355	363,655
Regency Centers LP, 3.70%, 06/15/30	135	129,291
Simon Property Group LP
1.75%, 02/01/28	235	225,608
2.20%, 02/01/31	277	246,700
2.25%, 01/15/32	330	286,211
2.45%, 09/13/29	340	317,680
2.65%, 07/15/30	202	186,214
2.65%, 02/01/32	270	238,928
3.25%, 09/13/49(a)	375	245,441
3.38%, 12/01/27	175	172,439
3.80%, 07/15/50(a)	278	199,359
4.25%, 11/30/46	185	146,488
4.30%, 01/15/31	265	258,248
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 10/01/30	$255	$250,361
4.75%, 09/26/34	350	335,203
4.75%, 03/15/42	166	147,063
5.13%, 10/01/35(a)	265	259,759
5.50%, 03/08/33	260	264,163
5.85%, 03/08/53(a)	245	237,070
6.25%, 01/15/34	135	142,216
6.65%, 01/15/54(a)	165	176,541
6.75%, 02/01/40	246	269,463
Welltower OP LLC
2.05%, 01/15/29	85	79,847
2.75%, 01/15/31	165	150,676
2.75%, 01/15/32	150	133,825
2.80%, 06/01/31	200	181,813
3.10%, 01/15/30	213	201,212
3.85%, 06/15/32	225	211,712
4.13%, 03/15/29	160	157,673
4.25%, 04/15/28	100	99,439
4.50%, 07/01/30	537	529,634
4.95%, 09/01/48	210	184,625
5.13%, 07/01/35	386	380,441
		19,866,803
Retail — 1.9%
Costco Wholesale Corp.
1.60%, 04/20/30	557	500,447
1.75%, 04/20/32(a)	265	226,972
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	135	127,883
1.38%, 03/15/31	470	404,000
1.50%, 09/15/28	347	326,776
1.88%, 09/15/31(a)	251	217,817
2.38%, 03/15/51	455	243,655
2.70%, 04/15/30	472	439,779
2.75%, 09/15/51	332	192,067
2.80%, 09/14/27	350	344,280
2.95%, 06/15/29	517	494,978
3.13%, 12/15/49	387	246,813
3.25%, 04/15/32	348	320,224
3.30%, 04/15/40	462	359,923
3.35%, 04/15/50	468	311,039
3.50%, 09/15/56	323	211,311
3.63%, 04/15/52	561	385,580
3.75%, 09/15/28	155	152,954
3.90%, 12/06/28	263	260,040
3.90%, 06/15/47	480	360,131
3.95%, 09/15/30	250	242,751
4.20%, 04/01/43	271	222,702
4.25%, 04/01/46	597	476,753
4.40%, 03/15/45	162	133,253
4.50%, 09/15/32	445	437,610
4.50%, 12/06/48	542	440,877
4.65%, 09/15/35	200	191,127
4.75%, 06/25/29	335	336,574
4.85%, 06/25/31	390	391,050
4.88%, 02/15/44	260	230,108
4.90%, 04/15/29	205	206,691
4.95%, 06/25/34	505	497,808
4.95%, 09/15/52(a)	360	308,884
5.30%, 06/25/54(a)	484	435,723
5.40%, 09/15/40	215	210,060
5.40%, 06/25/64(a)	140	125,757

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.88%, 12/16/36	$1,064	$1,104,968
5.95%, 04/01/41	335	343,930
Ross Stores, Inc., 1.88%, 04/15/31	30	26,207
Target Corp.
2.35%, 02/15/30	205	189,220
2.95%, 01/15/52(a)	340	206,864
3.38%, 04/15/29(a)	272	264,042
3.63%, 04/15/46	221	160,698
3.90%, 11/15/47	166	123,884
4.00%, 07/01/42	330	265,874
4.35%, 06/15/28(a)	165	164,678
4.40%, 01/15/33(a)	115	111,793
4.50%, 09/15/32	345	340,200
4.50%, 09/15/34(a)	190	181,070
4.80%, 01/15/53	346	294,177
5.00%, 04/15/35	325	319,023
5.25%, 02/15/36(a)	145	144,725
7.00%, 01/15/38	251	281,683
TJX Companies, Inc.(The)
1.15%, 05/15/28	242	228,493
1.60%, 05/15/31	145	125,248
Walmart, Inc.
2.50%, 09/22/41	334	232,279
2.65%, 09/22/51	530	310,851
2.95%, 09/24/49	165	105,257
3.25%, 07/08/29	188	182,692
3.70%, 06/26/28	560	553,665
3.90%, 04/15/28	204	202,571
3.95%, 06/28/38	175	157,010
4.00%, 04/30/29	155	153,244
4.00%, 04/15/30	195	191,601
4.05%, 06/29/48	564	443,319
4.10%, 04/15/33(a)	380	364,770
4.15%, 04/30/31	110	107,762
4.15%, 09/09/32(a)	315	306,632
4.35%, 04/28/30	530	526,534
4.45%, 04/30/33	315	307,825
4.50%, 09/09/52	340	280,556
4.50%, 04/15/53(a)	452	373,699
4.75%, 04/30/36	305	296,612
4.90%, 04/28/35(a)	700	693,094
5.25%, 09/01/35	150	151,791
5.63%, 04/01/40	275	280,962
5.63%, 04/15/41	285	292,567
6.20%, 04/15/38	325	351,857
6.50%, 08/15/37	350	388,672
		23,146,996
Semiconductors — 3.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	185	174,639
4.32%, 03/24/28	160	159,559
4.39%, 06/01/52(a)	145	111,217
Analog Devices, Inc.
1.70%, 10/01/28	241	226,803
2.10%, 10/01/31	420	366,297
2.80%, 10/01/41	270	188,361
2.95%, 10/01/51	355	214,385
4.25%, 06/15/28	15	14,930
4.50%, 06/15/30	200	198,038
5.05%, 04/01/34	166	164,193
5.30%, 04/01/54	210	189,199
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials, Inc.
1.75%, 06/01/30	$255	$227,914
2.75%, 06/01/50(a)	236	141,346
4.00%, 01/15/31	185	178,727
4.35%, 04/01/47	324	263,262
4.80%, 06/15/29	305	306,648
5.10%, 10/01/35(a)	192	188,983
5.85%, 06/15/41	155	155,450
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	15	14,761
Broadcom, Inc.
1.95%, 02/15/28	665	638,692
2.45%, 02/15/31	435	387,636
2.60%, 02/15/33	200	168,530
3.14%, 11/15/35	3,340	2,712,733
3.19%, 11/15/36	295	234,939
3.42%, 04/15/33	35	30,921
3.47%, 04/15/34	470	406,427
3.50%, 02/15/41	1,360	1,024,953
3.75%, 02/15/51	550	369,916
4.00%, 04/15/29	115	112,569
4.15%, 11/15/30	435	418,179
4.15%, 04/15/32	435	409,451
4.20%, 10/15/30	50	48,244
4.30%, 01/15/31	248	239,766
4.30%, 11/15/32	285	268,931
4.35%, 02/15/30	720	703,194
4.55%, 02/15/32	75	72,348
4.60%, 07/15/30	90	88,361
4.60%, 01/15/33(a)	385	366,754
4.75%, 04/15/29	320	319,155
4.80%, 04/15/28	130	130,249
4.80%, 10/15/34	1,440	1,357,089
4.80%, 02/15/36	480	443,746
4.90%, 07/15/32	2,845	2,751,412
4.95%, 01/15/36	225	211,174
5.00%, 04/15/30	175	174,898
5.05%, 04/15/30	100	99,970
5.15%, 11/15/31	185	184,471
5.20%, 04/15/32	90	89,570
5.20%, 07/15/35	200	192,003
5.70%, 01/15/56(a)	388	346,688
KLA Corp.
3.30%, 03/01/50	200	130,578
4.10%, 03/15/29	310	305,293
4.65%, 07/15/32	170	166,808
4.70%, 02/01/34(a)	195	188,514
4.95%, 07/15/52	472	402,834
5.25%, 07/15/62	360	311,681
Lam Research Corp.
1.90%, 06/15/30	195	174,773
2.88%, 06/15/50	176	106,203
3.13%, 06/15/60(a)	332	191,989
4.00%, 03/15/29	310	304,807
4.88%, 03/15/49(a)	262	225,343
NVIDIA Corp.
1.55%, 06/15/28	315	298,784
2.00%, 06/15/31	317	278,490
2.85%, 04/01/30	304	284,699
3.50%, 04/01/40(a)	251	199,203
3.50%, 04/01/50(a)	432	291,714

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.70%, 04/01/60(a)	$44	$28,887
4.25%, 06/15/28	1,280	1,274,559
4.35%, 06/15/29	1,220	1,208,425
4.50%, 06/15/31	1,945	1,903,261
4.75%, 06/15/33	1,220	1,182,912
4.95%, 06/15/36(a)	1,690	1,614,722
5.55%, 06/15/46	1,140	1,052,221
5.63%, 06/15/56	1,213	1,097,323
QUALCOMM, Inc.
1.30%, 05/20/28	267	252,360
1.65%, 05/20/32(a)	380	317,158
2.15%, 05/20/30	398	360,783
3.25%, 05/20/50	268	169,149
4.25%, 05/20/32	135	130,876
4.30%, 05/20/47	415	321,484
4.50%, 05/20/30	205	203,171
4.50%, 05/20/52	360	279,458
4.65%, 05/20/35(a)	336	320,885
4.80%, 05/20/45	512	432,188
5.00%, 05/20/35(a)	164	159,529
5.40%, 05/20/33	185	188,231
6.00%, 05/20/53	406	392,362
Texas Instruments, Inc.
1.75%, 05/04/30	124	111,146
1.90%, 09/15/31	159	137,903
2.25%, 09/04/29	205	190,915
2.70%, 09/15/51	195	111,194
2.90%, 11/03/27(a)	156	153,360
3.88%, 03/15/39	188	159,203
4.15%, 05/15/48	511	397,432
4.50%, 05/23/30	80	79,257
4.60%, 02/15/28	215	215,352
4.60%, 02/08/29	280	280,279
4.85%, 02/08/34	245	240,805
4.90%, 03/14/33	315	313,321
5.00%, 03/14/53	235	202,128
5.05%, 05/18/63	600	502,146
5.10%, 05/23/35	215	211,763
5.15%, 02/08/54(a)	190	168,023
TSMC Arizona Corp.
2.50%, 10/25/31	467	417,516
3.13%, 10/25/41	215	168,501
3.25%, 10/25/51	440	312,909
4.13%, 04/22/29	190	187,957
4.25%, 04/22/32	280	272,502
4.50%, 04/22/52(a)	305	268,345
Xilinx, Inc., 2.38%, 06/01/30	283	257,938
		40,599,233
Software — 1.9%
Adobe, Inc.
2.30%, 02/01/30	480	441,074
4.75%, 01/17/28	212	212,907
4.80%, 04/04/29	300	301,700
4.95%, 01/17/30	125	125,735
4.95%, 04/04/34(a)	260	254,278
5.30%, 01/17/35(a)	180	179,058
Cadence Design Systems, Inc.
4.20%, 09/10/27	155	154,392
4.30%, 09/10/29	350	345,000
4.70%, 09/10/34(a)	390	375,684
Security	Par (000)	Value
Software (continued)
Intuit, Inc.
1.65%, 07/15/30	$235	$207,539
4.95%, 06/15/31	199	197,116
5.13%, 09/15/28	239	241,099
5.20%, 09/15/33	470	465,710
5.50%, 06/15/36	225	219,934
5.50%, 09/15/53(a)	415	355,796
Microsoft Corp.
2.50%, 09/15/50(a)	485	268,374
2.53%, 06/01/50(a)	2,030	1,138,219
2.68%, 06/01/60	1,363	701,534
2.92%, 03/17/52	2,169	1,296,640
3.04%, 03/17/62	689	386,263
3.45%, 08/08/36(a)	530	458,107
3.50%, 02/12/35(a)	645	579,523
3.70%, 08/08/46	564	417,744
4.00%, 02/12/55(a)	170	123,661
4.10%, 02/06/37(a)	123	112,394
4.20%, 11/03/35	320	300,373
4.25%, 02/06/47(a)	318	255,099
4.45%, 11/03/45(a)	275	228,708
4.50%, 02/06/57	195	153,817
5.20%, 06/01/39(a)	160	158,342
5.30%, 02/08/41(a)	209	206,162
Salesforce, Inc.
1.50%, 07/15/28	100	94,306
1.95%, 07/15/31	505	435,457
2.70%, 07/15/41(a)	355	232,657
2.90%, 07/15/51	620	340,273
3.05%, 07/15/61	520	271,689
3.70%, 04/11/28	523	515,842
4.50%, 03/15/28	1,200	1,197,889
4.65%, 03/15/29	1,505	1,498,721
4.90%, 09/15/31	1,270	1,251,335
5.20%, 03/15/33	843	830,865
5.55%, 03/15/36	1,484	1,446,607
6.40%, 03/15/46	485	466,661
6.55%, 03/15/56	1,265	1,208,061
6.70%, 03/15/66	330	315,959
ServiceNow, Inc.
1.40%, 09/01/30	652	567,674
4.25%, 05/15/28	75	74,599
4.70%, 08/15/31	150	147,721
5.05%, 05/15/33	390	384,709
5.40%, 05/15/36	460	448,447
6.30%, 05/15/56	55	52,935
VMware LLC
1.80%, 08/15/28	20	18,901
2.20%, 08/15/31	40	34,799
4.70%, 05/15/30	825	816,594
		23,514,683
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/30	295	272,707
3.63%, 04/22/29	283	273,280
4.38%, 07/16/42	289	240,637
4.38%, 04/22/49	315	250,533
4.70%, 07/21/32	248	241,805
5.00%, 01/20/33	200	196,538
6.13%, 03/30/40	894	909,033
6.38%, 03/01/35	247	262,417

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems, Inc.
4.55%, 02/24/28	$265	$265,689
4.75%, 02/24/30	205	205,121
4.85%, 02/26/29	845	850,397
4.95%, 02/26/31	745	749,307
4.95%, 02/24/32	345	345,099
5.05%, 02/26/34	905	896,687
5.10%, 02/24/35	390	385,602
5.30%, 02/26/54	635	568,705
5.35%, 02/26/64	430	378,462
5.50%, 01/15/40	546	540,133
5.50%, 02/24/55(a)	215	198,907
5.90%, 02/15/39	698	720,610
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	255	283,943
		9,035,612
Transportation — 2.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	240	141,874
3.05%, 02/15/51	184	114,606
3.30%, 09/15/51	291	189,483
3.55%, 02/15/50	221	152,795
3.90%, 08/01/46	308	232,774
4.05%, 06/15/48	308	234,530
4.13%, 06/15/47	290	226,240
4.15%, 04/01/45	412	328,554
4.15%, 12/15/48	300	231,712
4.38%, 09/01/42	267	226,219
4.40%, 03/15/42	207	177,108
4.45%, 03/15/43	332	283,319
4.45%, 01/15/53	395	312,550
4.55%, 09/01/44	325	274,747
4.70%, 09/01/45	193	165,603
4.90%, 04/01/44	309	275,539
5.05%, 03/01/41	212	199,708
5.15%, 09/01/43	269	248,441
5.20%, 04/15/54	555	492,791
5.40%, 06/01/41	220	214,970
5.50%, 03/15/55	442	409,185
5.55%, 03/15/56	374	348,858
5.75%, 05/01/40	261	264,534
5.80%, 03/15/56	290	280,270
6.15%, 05/01/37	265	282,118
Canadian National Railway Co.
2.45%, 05/01/50	165	92,281
3.20%, 08/02/46	176	120,519
3.65%, 02/03/48	211	152,256
3.85%, 08/05/32	340	320,239
4.38%, 09/18/34	278	263,879
4.40%, 08/05/52(a)	235	187,898
4.45%, 01/20/49	161	130,864
6.25%, 08/01/34	175	187,206
CSX Corp.
2.50%, 05/15/51	165	92,000
3.35%, 09/15/49	235	157,130
3.80%, 03/01/28	255	252,315
3.80%, 11/01/46	295	219,196
3.80%, 04/15/50	205	148,592
3.95%, 05/01/50	170	126,272
4.10%, 11/15/32	410	392,692
4.10%, 03/15/44	270	215,714
Security	Par (000)	Value
Transportation (continued)
4.25%, 03/15/29	$605	$599,624
4.25%, 11/01/66	260	188,571
4.30%, 03/01/48	315	249,744
4.50%, 11/15/52(a)	280	224,872
4.65%, 03/01/68	160	124,682
4.75%, 05/30/42	215	191,013
4.75%, 11/15/48	55	46,482
4.90%, 03/15/55(a)	150	127,859
5.05%, 06/15/35	295	290,469
5.20%, 11/15/33(a)	165	165,881
5.50%, 04/15/41(a)	190	186,317
6.15%, 05/01/37	275	291,090
6.22%, 04/30/40	270	283,531
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	295	252,035
Union Pacific Corp.
2.38%, 05/20/31	480	429,899
2.40%, 02/05/30	365	337,536
2.80%, 02/14/32	380	341,704
2.89%, 04/06/36(a)	136	112,361
2.95%, 03/10/52	235	141,646
2.97%, 09/16/62	294	161,607
3.20%, 05/20/41	310	234,152
3.25%, 02/05/50	530	347,040
3.38%, 02/14/42	150	113,557
3.50%, 02/14/53	435	291,303
3.55%, 08/15/39	260	212,650
3.55%, 05/20/61	205	130,620
3.60%, 09/15/37	285	243,642
3.70%, 03/01/29	395	386,261
3.75%, 02/05/70	266	170,891
3.80%, 10/01/51	370	264,438
3.80%, 04/06/71	305	197,848
3.84%, 03/20/60	640	436,044
3.85%, 02/14/72	169	112,097
3.95%, 09/10/28	825	815,878
3.95%, 08/15/59	195	136,560
4.00%, 04/15/47	185	141,170
4.05%, 03/01/46	155	120,311
4.10%, 09/15/67	195	136,814
4.30%, 03/01/49	200	157,978
4.50%, 01/20/33	360	352,167
4.95%, 09/09/52(a)	177	152,926
4.95%, 05/15/53	140	120,230
5.10%, 02/20/35(a)	425	423,660
5.60%, 12/01/54(a)	255	241,305
United Parcel Service, Inc.
3.05%, 11/15/27(a)	430	422,988
3.40%, 03/15/29	363	352,170
3.40%, 11/15/46	195	134,690
3.40%, 09/01/49	268	178,949
3.75%, 11/15/47	228	164,868
4.25%, 03/15/49	263	203,519
4.45%, 04/01/30(a)	206	204,585
4.65%, 10/15/30	155	154,543
4.88%, 03/03/33(a)	278	277,711
4.88%, 11/15/40(a)	209	192,662
5.05%, 03/03/53	305	262,512
5.15%, 05/22/34(a)	315	316,478
5.20%, 04/01/40(a)	198	191,119
5.25%, 05/14/35(a)	400	400,877

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.30%, 04/01/50(a)	$444	$402,133
5.50%, 05/22/54	360	330,773
5.60%, 05/22/64	195	178,623
5.95%, 05/14/55(a)	445	435,176
6.05%, 05/14/65	355	346,802
6.20%, 01/15/38	571	606,510
Walmart, Inc.
1.50%, 09/22/28	437	411,830
1.80%, 09/22/31	982	858,545
3.95%, 09/09/27	257	256,254
		27,338,363
Total Long-Term Investments — 97.9% (Cost: $1,301,510,211)		1,201,365,108
	Shares
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	111,907,544	111,941,116
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	1,480,000	$1,480,000
Total Short-Term Securities — 9.2% (Cost: $113,391,921)		113,421,116
Total Investments — 107.1% (Cost: $1,414,902,132)		1,314,786,224
Liabilities in Excess of Other Assets — (7.1)%		(87,301,975)
Net Assets — 100.0%		$1,227,484,249

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,422,027	$—	$(2,448,574)(a)	$(14,016)	$(18,321)	$111,941,116	111,907,544	$245,271 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,740,000	—	(2,260,000)(a)	—	—	1,480,000	1,480,000	317,397	—
				$(14,016)	$(18,321)	$113,421,116		$562,668	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,201,365,108	$—	$1,201,365,108
Short-Term Securities
Money Market Funds	113,421,116	—	—	113,421,116
	$113,421,116	$1,201,365,108	$—	$1,314,786,224

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate